Portfolio of Investments May 31, 2026
Credit Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.4%
ASSET-BACKED SECURITIES - 12.2% –
$ 1,000,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 7.350% 09/15/29 $ 1,004,783
1,000,000 (a) Affirm Master Trust, Series 2025 1A 7.180 02/15/33 1,007,106
625,000 (b) AIMCO CLO 18 Ltd, Series 2022 18X, (TSFR3M + 2.850%), Reg
S
7.175 07/20/37 625,879
375,000 (a),(b) Apidos CLO Lvi, Series 2026 56A, (TSFR3M + 5.300%) 8.982 04/24/39 380,905
375,000 (a),(b) Ares LXIII CLO Ltd, Series 2022 63A, (TSFR3M + 6.000%) 9.673 10/15/38 356,759
1,000,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2024 2A 7.430 10/20/28 1,012,891
500,000 (a),(b),(c) Ballyrock CLO 22 Ltd, Series 2024 22AR, (TSFR3M + 5.750%) 0.000 07/15/39 500,500
625,000 (a),(b) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 6.050%) 9.715 04/15/39 631,972
500,000 (a) Cajun Global LLC, Series 2025 2A 5.912 11/20/55 494,245
1,000,000 (a) Cajun Global LLC, Series 2025 2A 8.720 11/20/55 978,918
500,000 (a),(b) Carlyle US CLO 2026-3 Ltd, Series 2026 3A, (TSFR3M +
6.000%)
9.668 04/15/39 502,388
1,000,000 (a) Centersquare Issuer LLC, Series 2025 1A 5.900 03/26/55 977,111
2,840 (a) Chase Auto Owner Trust 2025-2, Series 2025 2A 0.000 02/25/33 413,109
500,000 (a),(b) CIFC Funding 2020-III Ltd, Series 2020 3A, (TSFR3M + 4.800%) 8.475 10/20/38 499,204
675,000 (a),(b) CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%) 8.425 04/19/35 659,972
500,000 (a),(b) CIFC Funding Ltd, Series 2025 7A, (TSFR3M + 4.750%) 8.414 01/22/39 504,026
1,000,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
9.408 05/20/55 1,045,883
1,000,000 (a) DataBank Issuer, Series 2026 1A 6.493 02/25/56 997,925
462,316 (a) Elara Hgv Timeshare Issuer 2025-A LLC, Series 2025 A 6.910 01/25/40 459,647
1,000,000 (a) Flexential Issuer LLC, Series 2025 1A 6.030 10/25/60 997,351
250,000 (a),(b) Galaxy 32 CLO Ltd, Series 2023 32A, (TSFR3M + 5.850%) 9.525 01/20/39 251,853
500,000 (a),(b) Goldentree Loan Management US CLO 11 Ltd, Series 2021
11A, (LIBOR 3 M + 7.762%)
8.563 10/20/34 459,425
500,000 (a),(b) Goldentree Loan Management US Clo 8 Ltd, Series 2020 8A,
(TSFR3M + 2.900%)
6.568 10/20/34 500,663
1,015,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 2.750%)
6.399 08/15/28 1,015,715
1,000,000 (a),(b) Gracie Point International Funding 2025-1 LLC, Series 2025 1A,
(SOFR30A + 4.500%)
8.149 08/15/28 999,180
500,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 8.300 05/25/32 499,353
395,291 (a) Hin Timeshare Trust, Series 2025 B 7.580 05/15/45 397,693
592,937 (a) Hin Timeshare Trust, Series 2025 B 9.410 05/15/45 589,375
750,000 (a) Hotwire Funding LLC, Series 2024 1A 9.188 06/20/54 775,643
500,000 (a),(b) Invesco US CLO 2024-3 Ltd, Series 2024 3A, (TSFR3M +
6.500%)
10.168 07/20/37 491,696
1,250,000 (a) Kinetic ABS Issuer LLC, Series 2026 1A 7.653 02/25/56 1,271,787
1,000,000 (a) Lmdv Issuer Co LLC, Series 2025 1A 7.880 12/15/55 1,004,905
900,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 8.120 09/15/55 905,295
1,000,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 6.200 09/15/55 993,730
335,000 (a),(b) Magnetite LV Ltd, Series 2026 55A, (TSFR3M + 5.000%) 8.680 04/15/39 337,740
1,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 4A 7.112 12/20/55 1,002,541
500,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 2A 7.830 08/20/55 510,091
1,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2026 1A 7.100 04/20/56 997,778
1,525,000 (a),(d) Mosaic Solar Loan Trust 2019-2, Series 2019 2A 0.000 09/20/40 380,182
375,000 (a),(b) Neuberger Berman CLO XXII Ltd, Series 2016 22A, (TSFR3M +
6.250%)
9.930 04/17/40 385,148
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd, Series 2019
34A, (TSFR3M + 5.000%)
8.675 07/20/39 993,512
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 2.800%)
6.480 10/16/37 1,001,446
650,000 (a),(b) Neuberger Berman Loan Advisers CLO 40 Ltd, Series 2021
40A, (TSFR3M + 5.150%)
8.830 10/16/37 645,561
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd, Series 2022
47A, (TSFR3M + 2.800%)
7.005 04/16/35 497,279
1,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 48 Ltd, Series 2022
48A, (TSFR3M + 2.700%)
7.018 04/25/36 989,634
525,000 (a) NMEF Funding 2026-A LLC, Series 2026 A 6.730 02/15/34 520,025
250,000 (a),(b) OCP CLO 2024-31 Ltd, Series 2026 31A, (TSFR3M + 4.950%) 8.618 04/20/39 250,051

Portfolio of Investments May 31, 2026
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
$ 500,000 (b) OHA Credit Funding 10-R Ltd, Series 2021 10RX, (TSFR3M +
4.850%), Reg S
8.518 07/18/38 $ 494,221
1,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd, Series 2013 1A, (TSFR3M +
3.300%)
6.966 04/23/37 1,003,777
3,000,000 (a) OHS Issuer LLC, Series 2026 1 8.350 02/25/61 2,940,757
997,500 (a) OHS Issuer LLC, Series 2026 1 5.980 02/25/61 979,285
500,000 (a) Oportun Issuance Trust 2024-2, Series 2024 2 10.470 02/09/32 508,772
1,000,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 9.400 05/09/33 1,006,955
1,000,000 (a) QTS Issuer ABS II LLC, Series 2026 1A 6.729 01/05/56 980,411
1,000,000 (a),(b) REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%) 9.673 01/15/38 898,874
490,265 (a) Sierra Timeshare 2025-1 Receivables Funding LLC, Series 2025
1A
6.860 01/21/42 489,325
750,000 (a),(b) Thayer Park CLO Ltd, Series 2017 1A, (TSFR3M + 9.132%) 1.000 04/20/34 571,486
2,500,000 (a) TSC SPV Funding LLC, Series 2026 1A 8.905 05/20/56 2,498,525
1,000,000 (a) Uniti Fiber Abs Issuer LLC, Series 2025 1A 9.018 04/20/55 1,039,503
1,000,000 (a) VB-S1 Issuer LLC, Series 2026 1A 6.843 03/15/56 1,003,192
1,000,000 (a) Zayo Issuer LLC, Series 2025 1A 8.659 03/20/55 1,033,899
TOTAL ASSET-BACKED SECURITIES
(Cost $48,997,452) 48,166,857
SHARES DESCRIPTION VALUE
83578 COMMON STOCKS - 0.0% 83578
TELECOMMUNICATION SERVICES - 0.0%
4,163 (e) Altice France Lux 3 83,489
TOTAL TELECOMMUNICATION SERVICES 83,489
TRANSPORTATION - 0.0%
8,907 (d),(e) Jack Cooper Enterprises Inc 89
TOTAL TRANSPORTATION 89
TOTAL COMMON STOCKS
(Cost $70,505) 83,578
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
294,375 CONVERTIBLE BONDS - 0.1% 294,375
MEDIA & ENTERTAINMENT - 0.1%
75,000 EchoStar Corp 3.875 11/30/30 294,375
TOTAL MEDIA & ENTERTAINMENT 294,375
TOTAL CONVERTIBLE BONDS
(Cost $266,639) 294,375
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
228348433 CORPORATE BONDS - 58.0% (f) 228348433
AUTOMOBILES & COMPONENTS - 1.6%
500,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 516,875
270,000 (a) Cyprium Corp / Cyprium Holdings Luxembourg Sarl 6 .125 04/15/31 270,093
1,950,000 (a) Dealer Tire LLC / DT Issuer LLC 8.000 02/01/28 1,926,792
851,900 (a),(g) Dexko Global Inc 7.500 04/15/32 736,714
575,000 (g),(h),(i) General Motors Financial Co Inc 5.750 N/A 569,531
350,000 (g) Goodyear Tire & Rubber Co/The 5.250 04/30/31 312,570
525,000 (a) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6.375 05/15/29 526,344
430,000 (a) IHO Verwaltungs GmbH 8.000 11/15/32 448,804
625,000 (a) Phinia Inc 6.625 10/15/32 641,281
200,000 ZF North America Capital Inc 6.875 04/23/32 196,712
300,000 (a) ZF North America Capital Inc 7.500 03/24/31 303,002
TOTAL AUTOMOBILES & COMPONENTS 6,448,718
BANKS - 2.8%
375,000 (a),(h),(j) Akbank TAS 0 .000 N/A 360,857
400,000 (h),(j) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 437,234
400,000 (a) Banco do Brasil SA/Cayman 6.000 03/18/31 404,903
200,000 (a) Banco do Brasil SA/Cayman 5.625 10/23/31 198,900
500,000 (a),(h),(j) Banco Mercantil del Norte SA/Grand Cayman 6.625 N/A 482,435

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 825,000 (a),(j) Banco Nacional de Mexico SA 6.697 08/07/36 $ 823,268
600,000 (a),(j) Bank Hapoalim BM, Reg S 3.255 01/21/32 594,685
500,000 (h),(j) Barclays PLC 8.000 N/A 524,751
2,000,000 (a),(h),(j) BNP Paribas SA 0.000 N/A 2,002,684
1,000,000 (i) Canadian Imperial Bank of Commerce 6.950 01/28/85 1,016,753
1,000,000 (a),(h),(j) Credit Agricole SA 7.125 N/A 1,031,458
750,000 (h),(j) Lloyds Banking Group PLC 6.750 N/A 767,100
700,000 (a),(h),(i) NBK Tier 1 Ltd 6.375 N/A 702,262
1,500,000 (a),(g),(h),(j) Societe Generale SA 7.125 N/A 1,489,372
200,000 (a) Yapi ve Kredi Bankasi AS 7.250 03/03/30 201,687
TOTAL BANKS 11,038,349
CAPITAL GOODS - 3.0%
1,260,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,300,887
805,000 (a),(g) Alta Equipment Group Inc 9.000 06/01/29 768,554
400,000 (a) Builders FirstSource Inc 6.375 03/01/34 399,659
900,000 (a),(g) Camelot Return Merger Sub Inc 8.750 08/01/28 548,536
1,050,000 (a) Columbus McKinnon Corp/NY 7.125 01/31/33 1,064,070
109,334 (a) CP Atlas Buyer Inc, (cash 7.000%, PIK 5.750%) 12.750 01/15/31 82,083
715,000 (a) Esab Corp 5.625 04/01/31 718,542
590,000 (a) Goat Holdco LLC 6.750 02/01/32 600,398
500,000 (a),(g) IHS Holding Ltd 8.250 11/29/31 522,238
490,000 (a) Lsf12 Helix Parent LLC 7.125 02/01/33 480,157
260,000 (a) Masterbrand Inc 7.000 07/15/32 259,517
680,000 (a) New Flyer Holdings Inc 9.250 07/01/30 729,686
400,000 (a) Quikrete Holdings Inc 6.375 03/01/32 407,306
310,000 (a) Standard Building Solutions Inc 6.250 08/01/33 310,469
400,000 (a) Terex Corp 6.250 10/15/32 406,128
300,000 (a) TransDigm Inc 6.875 12/15/30 309,246
300,000 (a) TransDigm Inc 7.125 12/01/31 311,574
500,000 (a) TransDigm Inc 6 .000 01/15/33 505,716
450,000 (a) TransDigm Inc 6.375 05/31/33 454,321
675,000 (a) TransDigm Inc 6.125 07/31/34 672,209
1,000,000 (a) United Rentals North America Inc 5.375 11/15/33 987,493
TOTAL CAPITAL GOODS 11,838,789
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
635,000 (a) Allied Universal Holdco LLC 7.875 02/15/31 663,893
600,000 (a) Bidvest Group UK PLC/The 6.200 09/17/32 603,269
415,000 (a) CACI International Inc 6.375 06/15/33 424,429
750,000 (a) Garda World Security Corp 8.375 11/15/32 777,080
940,000 (a) GFL Environmental Holdings US Inc 5.500 02/01/34 918,083
655,000 (a) Neptune Bidco US Inc 9.290 04/15/29 669,609
1,020,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,057,766
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 5,114,129
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1%
300,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 286,396
900,000 (a) Cougar JV Subsidiary LLC 8.000 05/15/32 942,645
350,000 (a) Kohl's Corp 10.000 06/01/30 380,580
135,000 (a) LBM Acquisition LLC 6.250 01/15/29 83,164
130,000 (a) Michaels Cos Inc/The 11.000 03/15/34 122,913
345,000 (a) Michaels Cos Inc/The 8.500 03/15/33 336,821
525,000 (a) Park River Holdings Inc 8.000 03/15/31 531,586
200,000 (a) Park River Holdings Inc 8.750 12/31/30 193,745
625,000 (a) PetSmart Inc / PetSmart Finance Corp 10.000 09/15/33 630,833
725,000 (a) QXO Building Products Inc 6.750 04/30/32 738,742
260,000 (a) Staples Inc 10.750 09/01/29 247,359
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,494,784
CONSUMER DURABLES & APPAREL - 0.8%
948,643 (a) Beach Acquisition Bidco LLC, (cash 10.00%, PIK 10.750%) 10.000 07/15/33 1,049,052
580,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 348,117
525,000 (a) K Hovnanian Enterprises Inc 8.375 10/01/33 530,029
130,000 (a) MajorDrive Holdings IV LLC 6.375 06/01/29 110,207

Portfolio of Investments May 31, 2026
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONSUMER DURABLES & APPAREL (continued)
$ 180,000 Newell Brands Inc 7.500 04/01/46 $ 156,918
400,000 (a) Newell Brands Inc 8.500 06/01/28 417,659
430,000 (a) S&S Holdings LLC 8.375 10/01/31 412,417
310,000 Whirlpool Corp 4.750 02/26/29 292,907
TOTAL CONSUMER DURABLES & APPAREL 3,317,306
CONSUMER SERVICES - 2.6%
600,000 (a) Caesars Entertainment Inc 7.000 02/15/30 607,112
425,000 (a) Caesars Entertainment Inc 6.000 10/15/32 380,529
400,000 (a) Carnival Corp Ltd 6.125 02/15/33 405,115
935,000 (a) Carnival Corp Ltd 5.750 08/01/32 944,520
500,000 (a) Churchill Downs Inc 5.750 04/01/30 500,027
200,000 Fortune Star BVI Ltd, Reg S 8.500 05/19/28 205,241
600,000 Fortune Star BVI Ltd, Reg S 6.800 09/09/29 592,287
400,000 (a) Life Time Inc 6.000 11/15/31 405,794
200,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 168,015
300,000 MGM Resorts International 6.125 09/15/29 304,443
700,000 (a),(g) Motion Bondco DAC 6.625 11/15/27 671,198
400,000 (a) NCL Corp Ltd 6.250 09/15/33 383,505
450,000 (a) NCL Corp Ltd 6.750 02/01/32 445,928
165,000 (a) Pioneer Opco LLC 7.000 05/15/33 168,564
765,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
6.500 10/01/28 767,574
920,000 (a) Sotheby's 8.250 04/15/31 905,701
525,000 (a),(b) Travel + Leisure Co 6.125 09/01/33 515,983
500,000 (a),(b) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 500,105
473,000 (a) Voyager Parent LLC 9.250 07/01/32 501,598
300,000 (a) Wynn Macau Ltd 5.625 08/26/28 299,088
535,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 536,898
TOTAL CONSUMER SERVICES 10,209,225
ENERGY - 7.2%
565,000 (a) Antero Midstream Partners LP / Antero Midstream Finance
Corp
5.750 10/15/33 559,064
595,000 (a) ARCHROCK SERVICES/PARTNE 6.000 02/01/34 595,228
600,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 614,824
500,000 (a) Azule Energy Finance Plc 8.625 01/22/33 512,808
500,000 (a) Azule Energy Finance Plc 8.125 01/23/30 510,624
464,636 (a) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 487,901
245,000 (a),(c) Borr IHC Ltd / Borr Finance LLC 8.750 01/15/32 246,703
830,000 (a) Bristow Group Inc 6.750 02/01/33 837,704
300,000 Buckeye Partners LP 5.850 11/15/43 273,088
455,000 (a) California Resources Corp 7.000 01/15/34 458,672
1,000,000 (a) CNX Resources Corp 7.250 03/01/32 1,033,541
670,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500 06/15/31 659,664
162,000 (a) CVR Energy Inc 5 .750 02/15/28 161,509
805,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 831,192
600,000 (h),(i) Energy Transfer LP 7.125 N/A 619,417
1,150,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 1,206,879
698,000 (a) Gran Tierra Energy Inc 9.750 04/15/31 662,664
290,000 (a) Harvest Midstream I LP 7.500 05/15/32 301,320
330,000 (a) Harvest Midstream I LP 6.750 05/15/34 338,801
300,000 (a) Indika Energy Tbk PT 8 .750 05/07/29 303,758
255,000 (a) Infinity Natural Resources LLC 7.625 04/01/31 257,588
800,000 (a) ITT Holdings LLC 6.500 08/01/29 795,049
665,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 676,763
355,000 (a) Kodiak Gas Services LLC 5.875 04/01/31 357,163
310,000 (a) Matador Resources Co 6.250 04/15/33 311,712
270,000 (a) Matador Resources Co 6.000 04/15/34 266,778
600,000 (a) Moss Creek Resources Holdings Inc 8.250 09/01/31 610,451
795,000 (a) Noble Finance II LLC 8.000 04/15/30 826,674
600,000 (a) Raizen Fuels Finance SA 6.700 02/25/37 342,750
300,000 (a) Rockies Express Pipeline LLC 4.800 05/15/30 293,949
245,000 (a) Rockies Express Pipeline LLC 6.750 03/15/33 254,752

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 500,000 (a) SM Energy Co 8.750 07/01/31 $ 523,416
430,000 (a) Solaris Energy Infrastructure LLC 6.375 05/15/31 436,729
1,010,000 (i) South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 1,055,496
750,000 (a) Sunoco LP 6.250 07/01/33 762,698
1,070,000 (a),(h),(i) Sunoco LP 7.875 N/A 1,117,494
685,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 685,131
200,000 (a) TransMontaigne Partners LLC 8.500 06/15/30 206,344
227,692 (a) Transocean Aquila Ltd 8.000 09/30/28 233,100
230,000 (a) Transocean International Ltd 7.875 10/15/32 245,392
600,000 (a) Transportadora de Gas del Sur SA 7.750 11/20/35 615,378
600,000 (a) Venture Global Calcasieu Pass LLC 3.875 11/01/33 534,851
90,000 (a) Venture Global Calcasieu Pass LLC 6.000 05/01/36 91,012
500,000 (a) Venture Global LNG Inc 8.375 06/01/31 520,295
500,000 (a) Venture Global LNG Inc 9.875 02/01/32 534,608
800,000 (a),(h),(i) Venture Global LNG Inc 9.000 N/A 790,038
410,000 (a) Venture Global Plaquemines LNG LLC 6.500 01/15/34 428,657
1,000,000 (a) Venture Global Plaquemines LNG LLC 6.750 01/15/36 1,060,626
400,000 (a) Venture Global Plaquemines LNG LLC 6.500 06/15/34 417,447
270,000 (a) Venture Global Plaquemines LNG LLC 6.125 12/15/30 277,333
600,000 (a) Vista Energy Argentina SAU 7.875 04/08/38 616,200
370,000 (a) Weatherford International Ltd 6 .750 10/15/33 380,732
200,000 (a) YPF SA 8.750 09/11/31 211,607
500,000 (a) YPF SA 8.250 01/17/34 519,649
TOTAL ENERGY 28,473,223
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.2%
895,000 (a) Diversified Healthcare Trust 7.250 10/15/30 919,070
1,805,000 (a) Iron Mountain Inc 6.250 01/15/33 1,833,052
695,000 (a) Millrose Properties Inc 6.375 08/01/30 704,569
850,000 (a) Millrose Properties Inc 6.250 09/15/32 853,837
1,078,000 (g) MPT Operating Partnership LP / MPT Finance Corp 5.000 10/15/27 1,052,428
400,000 MPT Operating Partnership LP / MPT Finance Corp 3.500 03/15/31 286,584
720,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 749,663
600,000 (a),(k) Office Properties Income Trust 9.000 03/31/29 603,000
300,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 307,608
180,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 185,151
315,000 (a) RHP Hotel Properties LP / RHP Finance Corp 5.750 03/15/34 312,505
905,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
6.500 02/15/29 894,002
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,701,469
FINANCIAL SERVICES - 6.0%
350,000 (i) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 362,786
938,000 (h),(i) Ally Financial Inc 7.100 N/A 944,309
600,000 (a) Azorra Finance Ltd 7.750 04/15/30 623,539
570,000 (a) Azorra Finance Ltd 7.250 01/15/31 582,485
200,000 (a) Banco BTG Pactual SA/Cayman Islands 5.500 01/27/31 198,400
750,000 (a) Block Inc 6.000 08/15/33 750,188
1,200,000 (a),(g) Burford Capital Global Finance LLC 6 .250 04/15/28 1,171,938
295,000 (a),(g) Burford Capital Global Finance LLC 8.500 01/15/34 256,436
512,842 (a) Compass Group Diversified Holdings LLC 5.250 04/15/29 490,821
EUR 600,000 (h),(j) Deutsche Bank AG, Reg S 7.125 N/A 738,772
600,000 (h),(j) Deutsche Bank AG, Reg S 8.130 N/A 636,689
2,500,000 (a) Encore Capital Group Inc 6.625 06/01/32 2,499,437
100,000 (a) Freedom Mortgage Holdings LLC 9.250 02/01/29 104,162
520,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 528,007
1,071,000 (i) HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 1,143,356
1,676,000 (i) HA Sustainable Infrastructure Capital Inc 7.125 11/15/56 1,693,725
75,000 (a) HAT Holdings I LLC / HAT Holdings II LLC 3.375 06/15/26 74,953
640,000 (a) Hunt Cos Inc 5.250 04/15/29 629,177
450,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 450,483
100,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 95,140
500,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 496,228
200,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 173,168

Portfolio of Investments May 31, 2026
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIAL SERVICES (continued)
1,380,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250% 05/15/27 $ 1,365,043
500,000 (a) Ittihad International II Ltd 7.375 11/13/30 506,153
865,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 867,169
640,000 OneMain Finance Corp 5.375 11/15/29 624,427
350,000 (a) Osaic Holdings Inc 6.750 08/01/32 353,256
505,000 (a) PennyMac Financial Services Inc 6.875 05/15/32 494,437
400,000 (a) Rocket Cos Inc 6.375 08/01/33 406,200
300,000 (a) Sammaan Capital Ltd 8.950 08/28/28 312,300
315,000 (a) Starwood Property Trust Inc 6.000 04/15/30 317,725
430,000 (a) Starwood Property Trust Inc 6.500 10/15/30 440,672
1,690,000 (a) Stonex Escrow Issuer LLC 6.875 07/15/32 1,743,708
1,000,000 (a),(h),(j) UBS Group AG 9.250 N/A 1,154,548
385,000 (a) WEX Inc 6.500 03/15/33 383,385
TOTAL FINANCIAL SERVICES 23,613,222
FOOD, BEVERAGE & TOBACCO - 1.3%
615,000 (a) Arcor SAIC 7.600 07/31/33 636,660
520,000 (a) Chobani LLC / Chobani Finance Corp Inc 6.375 04/15/34 528,611
460,000 (a) Fiesta Purchaser Inc 7.875 03/01/31 462,548
520,000 (a),(g) Fiesta Purchaser Inc 9.625 09/15/32 522,250
500,000 (a),(h),(i) Grupo Nutresa SA 7.875 N/A 492,500
400,000 (a) MARB BondCo PLC 3.950 01/29/31 356,855
300,000 (a) Minerva Luxembourg SA 8.875 09/13/33 314,987
600,000 (a) Minerva Luxembourg SA 7.500 04/22/36 576,300
600,000 (a) Post Holdings Inc 6.375 03/01/33 598,271
600,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 613,193
TOTAL FOOD, BEVERAGE & TOBACCO 5,102,175
HEALTH CARE EQUIPMENT & SERVICES - 2.4%
650,000 Centene Corp 2.500 03/01/31 566,247
478,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 515,041
450,000 (a) DaVita Inc 4.625 06/01/30 437,258
800,000 (i) DENTSPLY SIRONA Inc 8.375 09/12/55 806,402
260,000 (a) Embecta Corp 5.000 02/15/30 201,091
995,000 (a) Global Medical Response Inc 7.375 10/01/32 1,033,835
1,015,000 (a) LifePoint Health Inc 7.000 05/01/34 991,104
500,000 (a) Molina Healthcare Inc 3.875 11/15/30 462,754
290,000 (a) Molina Healthcare Inc 6.500 02/15/31 294,072
500,000 (a) National Mentor Holdings Inc 10.500 12/15/30 526,339
595,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 622,374
1,200,000 (a) Rede D'or Finance Sarl 6.550 04/28/36 1,169,196
600,000 (a) Star Parent Inc 9.000 10/01/30 629,888
615,000 (a) Team Health Holdings Inc 8.375 06/30/28 617,079
225,000 (a) Tenet Healthcare Corp 6.000 11/15/33 227,196
200,000 (a) US Acute Care Solutions LLC 9.750 05/15/29 191,602
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,291,478
INSURANCE - 3.3%
610,000 (a) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 589,045
800,000 (a) Acrisure LLC / Acrisure Finance Inc 7.500 11/06/30 799,014
850,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 851,986
300,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 302,706
1,615,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 1,621,056
1,060,000 (a) Ardonagh Finco Ltd 7.750 02/15/31 1,069,022
450,000 (a) Ardonagh Group Finance Ltd 8.875 02/15/32 438,841
250,000 (a),(b) Armor RE II Ltd (3-Month U.S. Treasury Bill + 5.000%) 3.713 06/07/29 250,175
635,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8.000 12/31/32 662,170
600,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8.375 02/01/34 586,408
417,000 (a),(b) Bonanza RE Ltd (3-Month U.S. Treasury Bill + 5.000%) 3.607 01/08/27 365,542
900,000 (a) CRC Insurance Group LLC 7.125 06/01/31 902,534
500,000 (i) Enstar Finance LLC 5.500 01/15/42 492,868
485,000 (a),(i) Enstar Group Ltd 7.500 04/01/45 507,872
450,000 (a) HUB International Ltd 7.375 01/31/32 460,998

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
595,000 (a) HUB International Ltd 5.625% 12/01/29 $ 586,153
415,000 (a),(b) Integrity RE III Ltd ( + 2.500%) 6.010 06/07/29 415,415
250,000 (a),(b) MEADOWS LTD (3-Month U.S. Treasury Bill + 7.500%) 11.362 12/07/29 246,775
500,000 (a),(b) Residential Reinsurance 2025 Ltd (3-Month U.S. Treasury Bill +
5.750%)
4.783 06/06/29 511,650
450,000 (a),(b) Residential Reinsurance 2026 Ltd ( + 0.500%) 3.550 06/06/30 449,550
1,000,000 (a),(h),(i) SBL Holdings Inc 9.508 N/A 962,881
TOTAL INSURANCE 13,072,661
MATERIALS - 4.1%
1,335,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6.250 01/30/31 1,345,294
590,000 (a) Ashland Inc 3.375 09/01/31 538,888
725,000 (a) Bond US Bidco 1 Inc/Bidco 2/Bidco 3/German Bidco 1 GmbH/
German Bidco 2
7.125 06/15/33 730,668
600,000 Celanese US Holdings LLC 7.550 11/15/30 638,207
500,000 (a),(h),(i) Cemex SAB de CV 5.125 N/A 498,997
200,000 (a),(h),(i) Cemex SAB de CV 7.200 N/A 205,780
520,000 (a) Cleveland-Cliffs Inc 6.750 04/15/30 522,582
550,000 (a) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 543,415
300,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 288,253
400,000 (a) Commercial Metals Co 5.750 11/15/33 400,301
500,000 (a) Compass Minerals International Inc 8.000 07/01/30 527,032
330,000 Crown Americas LLC 5.875 06/01/33 331,877
260,000 FMC Corp 3.450 10/01/29 237,646
170,000 (a),(c) FMC Corp 8.125 06/01/31 177,657
260,000 (a) Herens Holdco Sarl 4.750 05/15/28 228,147
875,000 (a) INEOS Finance PLC 6.750 05/15/28 880,398
400,000 (a) LD Celulose International GmbH 7.950 01/26/32 417,370
500,000 (a),(g) Limak Cimento Sanayi ve Ticaret AS 9.750 07/25/29 502,511
420,000 (a) Methanex US Operations Inc 6.250 03/15/32 432,496
370,000 (a) Mineral Resources Ltd 7.000 04/01/31 384,639
885,000 (a) Mineral Resources Ltd 6.000 05/01/32 881,520
400,000 (a) Novelis Corp 6.375 08/15/33 403,899
730,000 (a) OCP SA 6.700 03/01/36 758,737
250,000 (a),(h),(i) OCP SA 6.741 N/A 247,594
360,000 (a) Olin Corp 6.625 04/01/33 357,358
500,000 (a) Orbia Advance Corp SAB de CV 7.500 05/13/35 509,927
425,000 (a) Owens-Brockway Glass Container Inc 9.500 06/01/33 436,967
370,000 (a) Qnity Electronics Inc 6.250 08/15/33 377,298
475,000 (a),(g) Sasol Financing USA LLC 8.750 04/10/33 502,312
260,000 (a) Sword Purchaser LLC 8.250 04/15/33 267,757
700,000 UPL Corp Ltd, Reg S 4.625 06/16/30 651,142
500,000 (a) Volcan Cia Minera SAA 8.500 10/28/32 514,500
400,000 (a) WR Grace Holdings LLC 5.625 08/15/29 383,087
TOTAL MATERIALS 16,124,256
MEDIA & ENTERTAINMENT - 4.6%
449,715 (a) Advantage Sales & Marketing Inc 9.000 11/15/30 373,826
750,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 697,994
260,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 231,789
900,000 CCO Holdings LLC / CCO Holdings Capital Corp, Reg S 4.250 02/01/31 814,861
350,000 (a) Directv Financing LLC 8.875 02/01/30 357,676
660,000 (a) Directv Financing LLC 8.875 02/01/30 676,719
38,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 38,103
1,200,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 1,255,554
2,040,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 9.250 06/01/32 2,094,324
475,000 (c) Discovery Communications LLC 3.625 05/15/30 449,644
500,000 (c) Discovery Global Holdings Inc 4.279 03/15/32 441,855
575,000 (c) Discovery Global Holdings Inc 5.050 03/15/42 417,922
750,000 DISH DBS Corp 5.125 06/01/29 678,792
650,000 (a) Gray Media Inc 7.250 08/15/33 644,298
500,000 Grupo Televisa SAB 5.250 05/24/49 339,225
310,000 (a) iHeartCommunications Inc 4.750 01/15/28 295,535

Portfolio of Investments May 31, 2026
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MEDIA & ENTERTAINMENT (continued)
145,000 (a) LCPR Senior Secured Financing DAC 6.750% 10/15/27 $ 91,628
730,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 745,446
410,000 (a) Neptune Bidco US Inc 10.375 05/15/31 428,317
200,000 (a) Neptune Bidco US Inc 9.500 02/15/33 204,590
1,145,000 (a) Nexstar Media Inc 6.500 09/15/33 1,154,123
1,515,000 (a) OAK-Eagle Acquireco Inc 7 .250 07/01/33 1,579,913
425,000 (a) OAK-Eagle Acquireco Inc 8.750 07/01/34 449,161
420,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 409,901
240,000 Paramount Global 7.875 07/30/30 251,944
375,000 (g) Paramount Global 6.875 04/30/36 346,879
500,000 (a) Scripps Escrow II Inc 3.875 01/15/29 463,307
260,000 (a) Sirius XM Radio LLC 5.875 04/15/32 258,805
850,000 (a) Sirius XM Radio LLC 4.125 07/01/30 801,289
325,000 (a) Univision Communications Inc 9.375 08/01/32 332,799
285,000 (a) Univision Communications Inc 8.875 04/15/33 283,913
100,000 (a) Univision Communications Inc 7.375 06/30/30 99,576
260,000 (a),(g) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 203,810
TOTAL MEDIA & ENTERTAINMENT 17,913,518
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.6%
1,300,000 (a) 1261229 BC Ltd 10.000 04/15/32 1,330,962
1,130,000 (a) Bausch Health Americas Inc 8.500 01/31/27 1,121,454
300,000 (a) Bausch Health Cos Inc 5.250 02/15/31 169,782
300,000 (a) Bausch Health Cos Inc 4.875 06/01/28 277,404
325,000 (a) Bausch Health Cos Inc 11.000 09/30/28 339,261
300,000 (a) Charles River Laboratories International Inc 4.000 03/15/31 280,942
750,000 (a) Emergent BioSolutions Inc 3.875 08/15/28 681,874
855,000 (a) GENMAB A/S/GENMAB FINANCE LLC 7.250 12/15/33 890,047
500,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 536,669
300,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 296,339
550,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 545,165
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 6,469,899
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
1,084,000 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 1,093,340
600,000 Arabian Centres Sukuk IV Ltd, Reg S 8.875 12/04/30 602,363
535,000 Kennedy-Wilson Inc 5.000 03/01/31 539,283
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,234,986
SOFTWARE & SERVICES - 1.3%
605,000 (a) Amentum Holdings Inc 7.250 08/01/32 626,256
995,000 (a) Cloud Software Group Inc 8.250 06/30/32 976,850
600,000 (a) Cloud Software Group Inc 6.500 03/31/29 595,412
500,000 (a) CoreWeave Inc 9.250 06/01/30 510,114
300,000 (a),(g) CoreWeave Inc 9.000 02/01/31 304,176
560,000 (a) CoreWeave Inc 9.750 10/01/31 577,625
400,000 (a) Gen Digital Inc 6.250 04/01/33 398,484
250,000 (a) Open Text Holdings Inc 4.125 12/01/31 218,205
785,000 (a) Rackspace Finance LLC 3.500 05/15/28 663,267
260,000 (a) Rocket Software Inc 6.500 02/15/29 243,187
TOTAL SOFTWARE & SERVICES 5,113,576
TELECOMMUNICATION SERVICES - 4.9%
304,878 (a) Altice France Lux 3 / Altice Holdings 1 9.500 11/01/29 309,949
500,000 (a) Altice France Lux 3 / Altice Holdings 1 10.000 01/15/33 487,494
1,190,183 (a) Altice France SA 6.500 04/15/32 1,158,260
240,000 (a) APLD ComputeCo 2 LLC 6.750 03/15/31 241,904
400,000 (a) APLD COMPUTECO LLC 9.250 12/15/30 431,775
660,000 (a) Cipher Compute LLC 7.125 11/15/30 688,018
2,150,000 (a) Connect Holding II LLC 10.500 04/03/31 2,189,242
530,000 (a) Core Scientific Finance I LLC 7.750 05/15/31 542,011
480,000 (a) Level 3 Financing Inc 6.875 06/30/33 494,415
665,000 (a) Level 3 Financing Inc 7.000 03/31/34 689,264
970,000 (a) Level 3 Financing Inc 8.500 01/15/36 1,048,726
335,000 (a) Level 3 Financing Inc 7.500 02/15/37 345,284

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
450,000 (a) Lumen Technologies Inc 4.500% 01/15/29 $ 433,125
520,000 (a) Meridian Arc Holdco LLC 6.250 04/30/31 522,674
968,000 (i) Rogers Communications Inc 7.125 04/15/55 1,003,780
475,000 (a) SV RNO Property Owner 1 LLC 5.875 03/01/31 469,037
1,216,000 (a) Telesat Canada / Telesat LLC 5.625 12/06/26 1,039,680
800,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital
LLC
8.625 06/15/32 838,677
320,000 (a) Uniti Services LLC 7.500 10/15/33 336,768
700,000 (a),(c) Veon Midco BV 6.950 06/01/31 700,056
700,000 (a) Virgin Media Secured Finance PLC 4.500 08/15/30 609,120
835,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 880,938
775,000 (a) WULF COMPUTE LLC 7.750 10/15/30 814,339
1,918,646 (a) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9.250 03/09/30 1,921,044
934,937 (a) Zayo Group Holdings Inc, (cash 7.125%, PIK 1.875%) 13.750 09/09/30 929,150
TOTAL TELECOMMUNICATION SERVICES 19,124,730
TRANSPORTATION - 1.0%
920,000 (a) Alaska Airlines Inc 6.500 06/01/31 914,339
500,000 (a) Corp Quiport SA 9.000 12/15/37 543,669
810,000 (a) GB AIT Buyer Inc 8.750 04/30/34 810,661
600,000 (a) Grupo Aeromexico SAB de CV 8.625 11/15/31 610,500
600,000 (a) Montego Bay Airport Revenue Finance Ltd 6.600 06/15/35 594,948
476,000 (a),(g) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 473,882
TOTAL TRANSPORTATION 3,947,999
UTILITIES - 4.3%
1,250,000 (i) AES Corp/The 6.950 07/15/55 1,232,582
655,000 (a) Alpha Generation LLC 6.250 01/15/34 649,335
794,000 (a),(i) AltaGas Ltd 7.200 10/15/54 827,411
835,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 830,158
500,000 (a) Clearway Energy Operating LLC 5.750 01/15/34 496,559
680,000 (a) ContourGlobal Power Holdings SA 6.750 02/28/30 694,831
325,000 (a) COX Asset Mexico SA de CV 7.125 01/08/32 330,687
225,000 (a) Energuate Trust 2 0 6.350 09/15/35 224,315
250,000 (i) EUSHI Finance Inc 7.625 12/15/54 260,367
1,120,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 1,098,410
197,000 (a) Greenko Wind Projects Mauritius Ltd 7.250 09/27/28 198,928
305,000 (a),(h),(i) NRG Energy Inc 10.250 N/A 332,565
280,000 (a) NRG Energy Inc 6.000 02/01/33 282,117
290,000 (a) NRG Energy Inc 6.250 11/01/34 292,475
700,000 (a) Pampa Energia SA 7.750 11/14/37 704,200
200,000 (a) Pampa Energia SA 7.875 12/16/34 205,562
300,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 295,459
875,000 (i) PG&E Corp 7 .375 03/15/55 891,085
400,000 (a) Saavi Energia Sarl 8.875 02/10/35 434,352
855,000 (a) Talen Energy Supply LLC 6.250 02/01/34 851,855
750,000 (a) Talen Energy Supply LLC 6.500 02/01/36 754,229
605,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 584,218
$ 500,000 (a) Trinidad Generation UnLtd 7.750 06/16/33 527,750
730,000 (a),(h),(i) Vistra Corp 8.875 N/A 785,239
670,000 (a) VoltaGrid LLC 7.375 11/01/30 697,678
1,200,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 1,249,844
590,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 633,969
340,000 (a) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 337,761
TOTAL UTILITIES 16,703,941
TOTAL CORPORATE BONDS
(Cost $226,406,719) 228,348,433

Portfolio of Investments May 31, 2026
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 7.3% –
$ 1,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8.127% 06/15/35 $ 1,002,324
850,000 (b) Benchmark 2018-B4 Mortgage Trust, Series 2018 B4 4.512 07/15/51 732,218
1,500,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3.772 12/15/62 1,074,846
761,017 (a),(b) BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2,
(TSFR1M + 3.689%)
8.011 03/15/41 756,532
2,000,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 5.971%)
9.705 10/15/41 2,000,175
725,000 (a),(b) BX Trust, Series 2025 DELC, (TSFR1M + 3.050%) 6.677 12/15/42 728,849
1,000,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 3.750%)
7.850 10/15/37 1,006,836
1,000,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4.767 06/10/47 594,990
900,000 (a),(b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3.000 03/10/48 494,730
45,102 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3.768 08/10/48 44,114
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R01, Series 2022
R01, (SOFR30A + 6.000%)
9.612 12/25/41 1,537,464
1,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R02, Series 2022
R02, (SOFR30A + 7.650%)
12.972 01/25/42 1,558,210
2,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15.334 05/25/42 2,174,404
565,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
9.512 07/25/43 613,819
1,250,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
10.712 01/25/42 1,295,100
450,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 4.750%)
8.362 02/25/42 461,426
1,500,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13.788 02/25/42 1,574,424
2,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15 .087 04/25/42 2,137,219
850,000 (a),(b) Freddie Mac STACR REMIC Trust 2023-DNA1, Series 2023
DNA1, (SOFR30A + 8.150%)
11.758 03/25/43 947,940
1,500,000 (a),(b) Freddie Mac STACR Trust 2019-HQA2, Series 2019 HQA2,
(SOFR30A + 11.364%)
15 .436 04/25/49 1,771,341
1,000,000 (b) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4.547 07/10/51 937,672
2,500,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 8.199 07/13/42 2,552,065
800,000 (b) JPMBB Commercial Mortgage Securities Trust 2014-C22,
Series 2014 C22
4.513 09/15/47 759,084
1,250,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3.593 02/10/42 998,423
857,032 (a),(b) Santander Bank Mortgage Credit-Linked Notes, Series 2023
MTG1, (SOFR30A + 4.900%)
9.256 02/26/52 993,311
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $29,431,561) 28,747,516
SHARES DESCRIPTION RATE VALUE
2826048 PREFERRED STOCK - 0.7% 2826048
BANKS - 0.2%
27,750 Wintrust Financial Corp 7.875 727,605
TOTAL BANKS 727,605
FINANCIAL SERVICES - 0.2%
27,550 Synchrony Financial 8.250 712,443
TOTAL FINANCIAL SERVICES 712,443
INSURANCE - 0.3%
63,000 Enstar Group Ltd 7.000 1,386,000
TOTAL INSURANCE 1,386,000
TOTAL PREFERRED STOCK
(Cost $2,801,669) 2,826,048

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
18547561 SOVEREIGN DEBT - 4.7% 18547561
ANGOLA - 0.3%
$ 600,000 (a) Angolan Government International Bond 9.375% 03/31/33 $ 627,013
400,000 (a) Angolan Government International Bond 9.875 03/31/37 419,983
TOTAL ANGOLA 1,046,996
ARGENTINA - 0.2%
900,000 Argentine Republic Government International Bond 4.125 07/09/35 692,550
TOTAL ARGENTINA 692,550
BAHAMAS - 0.2%
600,000 (a) Bahamas Government International Bond 8.250 06/24/36 670,710
TOTAL BAHAMAS 670,710
BARBADOS - 0.1%
200,000 (a) Barbados Government International Bond 8.000 06/26/35 212,210
TOTAL BARBADOS 212,210
BENIN - 0.1%
500,000 (a) Benin Government International Bond 7.960 02/13/38 527,393
TOTAL BENIN 527,393
BOLIVIA - 0.2%
625,000 (a) Bolivian Government International Bond 9.450 05/14/31 607,506
TOTAL BOLIVIA 607,506
BRAZIL - 0.1%
500,000 Brazilian Government International Bond 6.250 05/22/36 495,500
TOTAL BRAZIL 495,500
COLOMBIA - 0.2%
500,000 Colombia Government International Bond 3.250 04/22/32 424,250
300,000 Colombia Government International Bond 6.500 01/21/33 296,250
TOTAL COLOMBIA 720,500
COTE D'IVOIRE - 0.4%
700,000 (a) Ivory Coast Government International Bond 6.750 02/25/41 670,880
800,000 (a) Ivory Coast Government International Bond 6.125 06/15/33 796,202
TOTAL COTE D'IVOIRE 1,467,082
ECUADOR - 0.3%
155,762 (a) Ecuador Government International Bond 6.900 07/31/35 143,106
311,523 Ecuador Government International Bond, Reg S 6.900 07/31/35 286,212
350,000 (a) Ecuador Government International Bond 9.250 01/29/39 359,975
500,000 (a) Ecuador Government International Bond 8.750 01/29/34 506,750
TOTAL ECUADOR 1,296,043
EGYPT - 0.2%
200,000 (a) Egypt Government International Bond 8.750 09/30/51 192,646
200,000 (a) Egypt Government International Bond 8.625 02/04/30 214,205
300,000 (a) Egyptian Financial Co for Sovereign Taskeek/The 6.375 04/07/29 304,125
TOTAL EGYPT 710,976
EL SALVADOR - 0.1%
400,000 (a) El Salvador Government International Bond 7.625 09/21/34 402,000
TOTAL EL SALVADOR 402,000
GUATEMALA - 0.1%
300,000 (a) Guatemala Government Bond 3.700 10/07/33 267,390
TOTAL GUATEMALA 267,390
HONDURAS - 0.0%
200,000 (a) Honduras Government International Bond 5.625 06/24/30 197,620
TOTAL HONDURAS 197,620
JORDAN - 0.3%
600,000 (a) Jordan Government International Bond 5.850 07/07/30 605,148
600,000 (a) Jordan Government International Bond 5.750 11/12/32 589,499
TOTAL JORDAN 1,194,647
KENYA - 0.2%
200,000 (a) Republic of Kenya Government International Bond 9.500 03/05/36 208,848
600,000 (a) Republic of Kenya Government International Bond 7.875 02/26/34 585,166
TOTAL KENYA 794,014

Portfolio of Investments May 31, 2026
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONGOLIA - 0.0%
$ 200,000 (a) Mongolia Government International Bond 3.500% 07/07/27 $ 195,732
200,000 (a) Mongolia Government International Bond 6.625 02/25/30 206,330
TOTAL MONGOLIA 402,062
NIGERIA - 0.1%
500,000 (a) Nigeria Government International Bond 8.631 01/13/36 551,538
TOTAL NIGERIA 551,538
PAKISTAN - 0.1%
500,000 (a) Pakistan Government International Bond 7.375 04/08/31 491,768
TOTAL PAKISTAN 491,768
PANAMA - 0.2%
400,000 Panama Government International Bond 6.875 01/31/36 436,800
500,000 Panama Government International Bond 5.227 02/23/34 494,750
TOTAL PANAMA 931,550
PARAGUAY - 0.1%
200,000 (a) Paraguay Government International Bond 6.000 02/09/36 209,530
TOTAL PARAGUAY 209,530
REPUBLIC OF SERBIA - 0.1%
300,000 (a) Serbia International Bond 2.125 12/01/30 262,325
TOTAL REPUBLIC OF SERBIA 262,325
ROMANIA - 0.2%
400,000 (a) Romanian Government International Bond 7.500 02/10/37 431,884
500,000 (a) Romanian Government International Bond 5.750 07/04/36 476,954
TOTAL ROMANIA 908,838
RWANDA - 0.1%
400,000 (a) Rwanda International Government Bond 5.500 08/09/31 378,686
TOTAL RWANDA 378,686
SENEGAL - 0.0%
300,000 (a) Senegal Government International Bond 6.250 05/23/33 156,742
TOTAL SENEGAL 156,742
SOUTH AFRICA - 0.2%
600,000 (a) Republic of South Africa Government International Bond 7.100 11/19/36 641,820
TOTAL SOUTH AFRICA 641,820
SRI LANKA - 0.2%
800,000 (a) Sri Lanka Government International Bond 3.600 06/15/35 636,732
TOTAL SRI LANKA 636,732
UZBEKISTAN - 0.0%
200,000 (a) Republic of Uzbekistan International Bond 3.700 11/25/30 186,957
TOTAL UZBEKISTAN 186,957
VENEZUELA - 0.2%
1,775,000 (k) Venezuela Government International Bond, Reg S 8.250 10/13/24 836,913
TOTAL VENEZUELA 836,913
ZAMBIA - 0.2%
654,030 (a) Zambia Government International Bond 5.750 06/30/33 648,963
TOTAL ZAMBIA 648,963
TOTAL SOVEREIGN DEBT
(Cost $17,890,337) 18,547,561
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
56432516 VARIABLE RATE SENIOR LOAN INTERESTS - 14.4% 56432516
AUTOMOBILES & COMPONENTS - 0.4%
1,741,250 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6.098 01/28/32 1,745,821
TOTAL AUTOMOBILES & COMPONENTS 1,745,821
CAPITAL GOODS - 3.0%
453,657 (b) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6.120 01/27/32 454,721
1,994,950 (b) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6.870 12/26/30 1,985,972
440,400 (b) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5.648 07/09/32 442,272
588,977 (b) Columbus McKinnon Corporation, Term Loan B, (TSFR3M +
3.500%)
7.200 02/03/33 591,430

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 497,500 (b) CP Atlas Buyer, Inc., Term Loan, (TSFR1M + 5.250%) 8.870% 07/08/30 $ 435,467
609,000 (b) LSF12 Helix Parent LLC, Term Loan B, (TSFR1M + 3.500%) 7.120 02/10/33 606,259
198,333 (b) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5.620 04/30/32 198,382
1,495,003 (b) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6.377 04/30/30 1,509,251
2,000,000 (b) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 2.750%) 6.442 04/30/30 2,017,810
1,741,162 (b) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6.120 01/20/32 1,747,456
1,400,000 (b) Victory Buyer LLC, Term Loan B, (TSFR3M + 3.000%) 6.663 02/14/33 1,411,900
443,719 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6.370 08/01/30 443,386
TOTAL CAPITAL GOODS 11,844,306
COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
2,985,000 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6.870 08/20/32 2,999,358
1,994,962 (b) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7.700 11/03/31 2,007,181
750,000 (b) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .663 02/04/33 715,823
497,500 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6.166 03/03/32 498,644
173,290 (b),(l) Pye-Barker Fire & Safety, LLC, Delayed Draw Term Loan, (N/A +
TSFR3M + 2.500%)
4.332 12/16/32 173,879
1,159,710 (b) Pye-Barker Fire & Safety, LLC, Term Loan, (TSFR3M + 2.500%) 6.163 12/16/32 1,163,653
426,781 (b) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
6.985 03/27/28 428,914
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,987,452
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.7%
145,275 (b) Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.250%) 5.899 06/09/31 145,586
498,750 (b) PetSmart, Inc., Term Loan B, (TSFR1M + 4.000%) 7.584 08/18/32 498,284
2,000,000 (b) White Cap Buyer LLC, Incremental Term Loan B, (TSFR1M +
3.500%)
7.120 02/10/33 1,985,130
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 2,629,000
CONSUMER DURABLES & APPAREL - 0.3%
497,494 (b) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6.156 07/31/28 498,593
618,450 (b) Beach Acquisition Bidco LLC, Term Loan B, (TSFR1M + 2.750%) 6.382 09/13/32 622,857
TOTAL CONSUMER DURABLES & APPAREL 1,121,450
CONSUMER SERVICES - 0.4%
1,000,000 (b) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6.370 01/31/31 947,860
592,500 (b) GBT US III LLC, Term Loan B, (TSFR3M + 2.000%) 5 .667 07/28/31 593,427
TOTAL CONSUMER SERVICES 1,541,287
FINANCIAL SERVICES - 0.2%
445,000 (b) Orion US Finco Inc., First Lien Term Loan, (TSFR3M + 3.500%) 7.169 10/12/32 446,206
244,552 (b) Tiger Acquisition, LLC, Term Loan B, (TSFR1M + 2.500%) 6.108 08/23/32 245,449
TOTAL FINANCIAL SERVICES 691,655
FOOD, BEVERAGE & TOBACCO - 0.4%
115,046 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.666%, PIK 7.000%)
10.666 09/30/30 17,257
21,517 (b) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.666%, PIK 7.000%)
10.666 09/30/30 9,682
1,580,000 (b) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6.432 03/31/31 1,592,032
TOTAL FOOD, BEVERAGE & TOBACCO 1,618,971
HEALTH CARE EQUIPMENT & SERVICES - 1.6%
462,675 (b) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7.370 01/15/31 465,220
992,463 (b) LifePoint Health, Inc., First Lien Term Loan B, (TSFR3M +
3.750%)
7.423 05/19/31 985,738
1,000,000 (b),(c) Opal Bidco SAS, First Lien Term Loan B, (TBD) TBD TBD 1,001,965
700,000 (b),(c) Select Medical Corp, (TBD) TBD TBD 703,500
696,491 (b) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6.120 12/19/30 699,382
1,990,000 (b) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7.663 06/30/28 2,000,507
493,750 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
6.870 11/26/31 487,862
TOTAL HEALTH CARE EQUIPMENT & SERVICES 6,344,174

Portfolio of Investments May 31, 2026
(continued)
Credit Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE - 1.2%
$ 1,489,991 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6.120% 09/19/31 $ 1,486,422
496,250 (b) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 7.913 09/19/30 496,947
491,680 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6.120 06/16/31 486,006
1,491,165 (b) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5.922 06/20/30 1,496,168
741,884 (b) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6.120 07/31/31 742,137
TOTAL INSURANCE 4,707,680
MATERIALS - 0.6%
997,368 (b) Charter NEX US, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6.145 12/02/30 1,000,859
992,132 (b) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6.870 04/01/32 940,110
498,695 (b) TricorBraun Holdings, Inc., Term Loan, (TSFR1M + 3.250%) 6.870 03/03/31 476,538
TOTAL MATERIALS 2,417,507
MEDIA & ENTERTAINMENT - 1.0%
497,503 (b) AMC Entertainment Holdings, Inc. , Term Loan, (TSFR1M +
7.000%)
10.603 01/04/29 499,339
1,429,000 (b),(c) Discovery Global Holdings Inc, (TBD) TBD TBD 1,433,244
1,500,000 (b),(c) OAK-Eagle Acquireco Inc, (TBD) TBD TBD 1,506,622
560,830 (b) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6.632 02/10/31 564,585
TOTAL MEDIA & ENTERTAINMENT 4,003,790
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
1,000,000 (b) Hologic Inc., Term Loan B, (TSFR3M + 2.250%) 5.924 04/07/33 991,120
276,474 (b) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.500%)
6.120 12/12/31 277,252
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 1,268,372
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
221,579 (b) Cushman & Wakefield U.S. Borrower, LLC, Term Loan, (TSFR1M
+ 2.500%)
6.120 01/31/30 222,355
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 222,355
SOFTWARE & SERVICES - 1.8%
196,262 (b) Asurion LLC, Second Lien Term Loan B4, (TSFR3M + 5.250%) 9.175 01/22/29 196,722
495,000 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6.666 07/30/31 465,105
398,000 (b) Clearwater Analytics, LLC, Term Loan B, (TSFR1M + 2.000%) 5.584 04/21/32 398,125
197,007 (b) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6.950 03/24/31 185,680
600,000 (b),(l) Coreweave Financing DDTL V LLC, Delayed Draw Term Loan,
(N/A + TSFR1M + 2.500%)
4.306 11/17/31 613,368
997,481 (b) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6.927 10/09/31 955,427
178,191 (b) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6.120 05/30/31 176,095
1,142,647 (b) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6.638 06/27/31 1,134,077
428,081 (b) Genesys Cloud Services Holdings II LLC, Term Loan B, (TSFR1M
+ 2.500%)
6.120 01/30/32 412,938
215,229 (b) Javelin Buyer, Inc., 2nd Lien Term Loan, (TSFR3M + 5.000%) 8.666 12/06/32 197,293
2,000,000 (b),(c) Rackspace Finance, LLC, First Lien Second Out Term Loan,
(TBD)
TBD TBD 1,744,280
493,753 (b) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5 .913 02/10/31 477,852
TOTAL SOFTWARE & SERVICES 6,956,962
TELECOMMUNICATION SERVICES - 0.2%
332,168 (b) Windstream Services, LLC, Term Loan B, (TSFR1M + 4.000%) 7.620 10/06/32 333,207
309,195 (b) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%),
(cash 6.735%, PIK 0.500%)
3.617 03/11/30 309,398
TOTAL TELECOMMUNICATION SERVICES 642,605

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 0.2%
$ 692,342 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 2.500%) 6.125% 11/25/32 $ 689,129
TOTAL UTILITIES 689,129
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $56,470,047) 56,432,516
TOTAL LONG-TERM INVESTMENTS
(Cost $382,334,929) 383,446,884
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.7%
10,615,314 (m) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670 (n) 10,615,314
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $10,615,314) 10,615,314
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.0%
11718701 REPURCHASE AGREEMENTS - 3.0% 11718701
818,701 (o) Fixed Income Clearing Corporation 1.060 06/01/26 818,701
10,900,000 (p) Fixed Income Clearing Corporation 3.570 06/01/26 10,900,000
TOTAL REPURCHASE AGREEMENTS
(Cost $11,718,701) 11,718,701
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,718,701) 11,718,701
TOTAL INVESTMENTS - 103.1%
(Cost $404,668,944) 405,780,899
OTHER ASSETS & LIABILITIES, NET -  (3.1)% (12,278,527)
NET ASSETS - 100% $ 393,502,372
EUR Euro
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $285,479,460 or 70.4% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) When-issued or delayed delivery security.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(f) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $10,132,797.
(h) Perpetual security. Maturity date is not applicable.
(i) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
4.8% of Total Investments.

Portfolio of Investments May 31, 2026
(continued)
Credit Income

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(j) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 2.7% of Total Investments.
(k) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(l) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(m) Investments made with cash collateral received from securities on loan.
(n) The rate shown is the one-day yield as of the end of the reporting period.
(o) Agreement with Fixed Income Clearing Corporation, 1.060% dated 5/29/26 to be repurchased at $818,773 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/35, valued at $835,082.
(p) Agreement with Fixed Income Clearing Corporation, 3.570% dated 5/29/26 to be repurchased at $10,903,243 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 0.125% and maturity date 7/15/30, valued at $11,118,059.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 5-Year Note 288 9/26 $ 30,796,759 $ 30,876,750 $ 79,991
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 831,713 EUR 718,336 Toronto Dominion Bank 7/08/26 $ (7,457)
Total         $(7,457)
Total unrealized appreciation on forward foreign currency contracts         $–
Total unrealized depreciation on forward foreign currency contracts         $(7,457)
EUR Euro

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the report-
ing period, were as follows:
Credit Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 47,786,675 $ 380,182 $ 48,166,857
Common Stocks – 83,489 89 83,578
Convertible Bonds – 294,375 – 294,375
Corporate Bonds – 228,348,433 – 228,348,433
Mortgage-Backed Securities – 28,747,516 – 28,747,516
Preferred Stock 2,826,048 – – 2,826,048
Sovereign Debt – 18,547,561 – 18,547,561
Variable Rate Senior Loan Interests – 56,432,516 – 56,432,516
Investments Purchased with Collateral from Securities
Lending 10,615,314 – – 10,615,314
Short-Term Investments:
Repurchase Agreements – 11,718,701 – 11,718,701
$ 13,441,362 $ 391,959,266 $ 380,271 $ 405,780,899
Investments in Derivatives:
Forward Foreign Currency Contracts* – (7,457) – (7,457)
Futures Contracts* 79,991 – – 79,991
$ 79,991 $ (7,457) $ – $ 72,534
* Represents net unrealized appreciation (depreciation).
Level 3
Credit Income Common Stocks
Asset-Backed
Securities
Balance at the beginning of period $89 $535,885
Gains (losses):
Net realized gains (losses) - -
Change in net unrealized appreciation (depreciation) - (176,712)
Purchases at cost - -
Sales at proceeds - -
Net discounts (premiums) - 21,009
Transfers into - -
Transfers (out of) - -
Balance at the end of period $89 $380,182
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $- $(176,712)
Fund Asset Class
Market
Value Techniques
Unobservable
Inputs Range
Weighted
Average
Credit Income Asset-Backed Securities $380,271 Indicative Trade Broker Quote $24.93 N/A

Portfolio of Investments May 31, 2026
Strategic Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
ASSET-BACKED SECURITIES - 11.5% –
$ 422,468 (a) Aaset 2021-2 Trust, Series 2021 2A 2 .798% 01/15/47 $ 401,850
2,000,000 (a) Adams Outdoor Advertising LP, Series 2023 1 6 .967 07/15/53 2,020,912
2,200,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5 .060 09/15/29 2,201,147
1,900,000 (a) Affirm Asset Securitization Trust 2024-B, Series 2024 B 5 .500 09/15/29 1,901,473
626,163 (a) Alterna Funding III LLC, Series 2024 1A 6 .260 05/16/39 627,431
675,799 (a) Alterna Funding III LLC, Series 2024 1A 7 .136 05/16/39 675,766
3,000,000 (a) Applebee's Funding LLC / IHOP Funding LLC 6 .720 06/07/55 2,996,557
425,000 (a) Avis Budget Rental Car Funding AESOP LLC, Series 2021 1A 2 .130 08/20/27 423,633
2,000,000 (a),(b) Barings CLO Ltd 2026-I, Series 2026 1A, (TSFR3M + 3.100%) 6 .765 04/15/39 2,017,450
2,400,000 (a) Blue Stream Issuer LLC, Series 2024 1A 5 .408 11/20/54 2,412,030
2,406,812 (a) Bojangles Issuer LLC, Series 2024 1A 6 .584 11/20/54 2,426,019
1,000,000 (a) Cajun Global LLC, Series 2025 2A 5 .912 11/20/55 988,490
3,525,000 (a) Canon Music Issuer Trust, Series 2026 1A 5 .521 05/01/76 3,522,524
1,000,000 (a),(b) CARLYLE US CLO 2021-2 LTD, Series 2021 2A, (TSFR3M +
2.850%)
6 .525 04/20/38 1,001,807
1,500,000 (a),(b) Carlyle US CLO 2026-3 Ltd, Series 2026 3A, (TSFR3M +
3.000%)
6 .668 04/15/39 1,511,092
1,250,000 (a) Cars Net Lease Mortgage Notes, Series 2020 1A 4 .690 12/15/50 1,185,140
1,459,375 (a) Cars Net Lease Mortgage Notes, Series 2020 1A 3 .100 12/15/50 1,397,383
1,150,000 (a) CARS-DB4 LP, Series 2020 1A 4 .520 02/15/50 1,137,644
624,284 (a) CARS-DB5 LP, Series 2021 1A 1 .920 08/15/51 620,109
199,001 Carvana Auto Receivables Trust 2021-N4, Series 2021 N4 2 .300 09/11/28 195,256
500,000 (a) Carvana Auto Receivables Trust 2024-N3, Series 2024 N3 4 .900 12/10/30 500,330
2,077,325 (a) Castlelake Aircraft Structured Trust 2026-2, Series 2026 2A 5 .333 04/15/51 2,058,389
2,760,000 (a) Centersquare Issuer LLC, Series 2024 1A 5 .600 10/26/54 2,666,216
2,240,000 (a) Centersquare Issuer LLC, Series 2024 1A 5 .200 10/26/54 2,180,603
1,349,178 (a) CF Hippolyta Issuer LLC, Series 2020 1 2 .280 07/15/60 817,175
674,589 (a) CF Hippolyta Issuer LLC, Series 2020 1 2 .600 07/15/60 414,892
1,500,000 (a) Compass Datacenters Issuer III LLC, Series 2025 1A 5 .656 02/25/50 1,508,295
1,000,000 (a) Concord Music Royalties LLC, Series 2024 1A 5 .644 10/20/74 1,005,723
2,500,000 (a) Consolidated Communications LLC/Fidium Fiber Finance
Holdco LLC, Series 2025 1A
6 .000 05/20/55 2,536,925
3,000,000 (a) Crescendo Royalty Funding LP, Series 2021 1 3 .567 12/20/51 2,975,463
1,000,000 (a) CyrusOne Data Centers Issuer I LLC, Series 2023 2A 5 .560 11/20/48 1,000,845
2,175,000 (a) DataBank Issuer, Series 2026 1A 5 .811 02/25/56 2,171,038
1,146,000 (a) DB Master Finance LLC, Series 2021 1A 2 .045 11/20/51 1,133,386
1,146,000 (a) DB Master Finance LLC, Series 2021 1A 2 .493 11/20/51 1,080,877
1,440,000 (a) Domino's Pizza Master Issuer LLC, Series 2019 1A 3 .668 10/25/49 1,382,453
972,500 (a) Domino's Pizza Master Issuer LLC, Series 2021 1A 2 .662 04/25/51 923,629
2,000,000 (a) Flexential Issuer LLC, Series 2025 1A 6 .030 10/25/60 1,994,703
1,580,575 (a),(b) FNA 8 LLC, Series 2025 1 5 .623 03/15/45 1,575,819
4,792,707 (a),(b) FNA 9 LLC, Series 2026 1 5 .509 04/16/46 4,796,129
1,000,000 (a),(b) GoldenTree Loan Management US CLO 29 Ltd, Series 2026
29A, (TSFR3M + 2.950%)
6 .589 04/20/39 1,001,212
2,842,500 (a) Hardee's Funding LLC, Series 2020 1A 3 .981 12/20/50 2,750,002
1,000,000 (a) Hertz Vehicle Financing III LLC, Series 2024 1A 6 .120 01/25/29 1,012,705
1,000,000 (a) Hertz Vehicle Financing III LLC, Series 2025 6A 5 .140 05/25/32 981,835
1,500,000 (a) Hertz Vehicle Financing III LLC, Series 2024 2A 6 .210 01/27/31 1,530,784
6,150,000 (a) HI-FI Music IP Issuer LP, Series 2022 1A 3 .939 02/01/62 6,108,246
1,032,500 (a) Hin Timeshare Trust, Series 2025 B 7 .580 05/15/45 1,038,774
550,425 (a) Horizon Aircraft Finance II Ltd, Series 2019 1 3 .721 07/15/39 542,167
380,737 (a) Horizon Aircraft Finance III Ltd, Series 2019 2 3 .425 11/15/39 374,454
2,750,100 (a) Horizon Aircraft Finance IV Ltd, Series 2024 1 5 .375 09/15/49 2,715,752
1,000,000 (a) Hotwire Funding LLC, Series 2024 1A 6 .672 06/20/54 1,015,157
1,100,000 (a) Hotwire Funding LLC, Series 2021 1 2 .658 11/20/51 1,088,488
1,138,520 (a),(c) Industrial DPR Funding Ltd, Series 2022 1A 5 .380 04/15/34 1,016,323
2,912,700 (a) Jersey Mike's Funding LLC, Series 2026 1A 4 .952 02/15/56 2,871,762
1,166,466 (a) Jonah Energy Abs I LLC, Series 2022 1 7 .200 12/10/37 1,181,502
2,025,000 (a) Kinetic ABS Issuer LLC, Series 2026 1A 5 .219 02/25/56 2,005,652
1,250,000 (a) Kinetic ABS Issuer LLC, Series 2026 1A 7 .653 02/25/56 1,271,787

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ASSET-BACKED SECURITIES (continued)
2,000,000 (a) LIGHTPATH FIBER ISSUER LLC, Series 2026 1A 5 .597% 03/25/56 $ 1,998,386
2,500,000 (a) Lmdv Issuer Co LLC, Series 2025 1A 5 .310 12/15/55 2,481,455
2,000,000 (a) Lmrk Issuer Co 2 LLC, Series 2025 1A 5 .520 09/15/55 1,981,220
695,355 (a) Lunar 2021-1 Structured Aircraft Portfolio Notes, Series 2021 1 5 .682 10/15/46 678,558
1,302,372 (a) LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A 3 .376 02/15/45 1,280,249
3,699,344 (a) Lyra Music Assets Delaware LP, Series 2024 2A 5 .760 12/22/64 3,718,521
53,180 (a) MAPS 2021-1 Trust, Series 2021 1A 2 .521 06/15/46 51,655
1,968,255 (a) Maritime Partners, LLC, Series 2025 1A 5 .547 11/15/65 1,924,329
3,000,000 (a) Mercury Financial Credit Card Master Trust, Series 2026 2A 5 .800 06/21/32 3,007,148
2,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2025 4A 5 .163 12/20/55 1,992,329
2,000,000 (a) MetroNet Infrastructure Issuer LLC, Series 2026 1A 5 .273 04/20/56 2,003,954
2,500,000 (a) Mission Lane Credit Card Master Trust, Series 2025 A 12 .250 05/15/30 2,504,391
2,000,000 (a) Mission Lane Credit Card Master Trust, Series 2026 A 5 .690 07/15/32 2,000,530
1,750,000 (a) Mission Lane Credit Card Master Trust, Series 2026 A 6 .270 07/15/32 1,760,204
1,250,000 (a),(b) Neuberger Berman CLO XXII Ltd, Series 2016 22A, (TSFR3M +
3.150%)
6 .830 04/17/40 1,263,231
1,000,000 (a),(b) Neuberger Berman Loan Advisers Clo 51 Ltd, Series 2022 51A,
(TSFR3M + 2.800%)
6 .466 10/23/36 1,001,255
1,000,000 (a) Oak Street Investment Grade Net Lease Fund, Series 2021 1A 4 .230 01/20/51 490,656
2,992,500 (a) OHS Issuer LLC, Series 2026 1 5 .980 02/25/61 2,937,854
128,594 (a) Oportun Issuance Trust 2021-C, Series 2021 C 3 .610 10/08/31 127,210
72,946 (a) Oportun Issuance Trust 2021-C, Series 2021 C 5 .570 10/08/31 72,305
3,330,000 (a) Oportun Issuance Trust 2025-B, Series 2025 B 6 .450 05/09/33 3,335,154
1,000,000 (a) Planet Fitness Master Issuer LLC, Series 2025 1A 5 .274 12/06/55 992,784
3,000,000 (a) QTS Issuer ABS II LLC, Series 2026 1A 5 .364 01/05/56 2,953,137
1,000,000 (a) Sotheby's Artfi Master Trust, Series 2026 1A 6 .800 06/20/33 995,904
486,875 (a) Start II LTD, Series 2019 1 5 .095 03/15/44 488,038
1,477,500 (a) Subway Funding LLC, Series 2024 1A 6 .028 07/30/54 1,486,551
2,000,000 (a) Summit Issuer LLC, Series 2025 1A 5 .208 11/20/55 1,992,128
2,583,975 (a) Taco Bell Funding LLC, Series 2021 1A 2 .294 08/25/51 2,397,659
3,000,000 (a) TSC SPV Funding LLC, Series 2026 1A 5 .954 05/20/56 2,995,720
1,500,000 (a) Uniti Fiber Abs Issuer LLC, Series 2025 1A 5 .877 04/20/55 1,516,649
3,000,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 4 .288 02/15/52 2,959,945
2,155,000 (a) VB-S1 Issuer LLC - VBTEL, Series 2022 1A 3 .156 02/15/52 2,107,062
286,802 (a) Vivint Solar Financing V LLC, Series 2018 1A 7 .370 04/30/48 281,346
827,882 (a) Wendy's Funding LLC, Series 2021 1A 2 .370 06/15/51 764,234
1,375,792 (a) Wendy's Funding LLC, Series 2018 1A 3 .884 03/15/48 1,344,968
1,963,657 (a) Willis Engine Structured Trust IX, Series 2025 B 5 .159 12/15/50 1,943,104
795,633 (a) Willis Engine Structured Trust VI, Series 2021 A 3 .104 05/15/46 747,098
143,232 (a) Willis Engine Structured Trust VII, Series 2023 A 8 .000 10/15/48 145,303
1,451,950 (a) Willis Engine Structured Trust VIII, Series 2025 A 6 .070 06/15/50 1,454,143
619,125 (a) Zaxbys Funding LLC, Series 2021 1A 3 .238 07/30/51 589,807
1,500,000 (a) Zayo Issuer LLC, Series 2025 1A 8 .659 03/20/55 1,550,848
4,500,000 (a) Zayo Issuer LLC, Series 2025 1A 5 .648 03/20/55 4,535,380
TOTAL ASSET-BACKED SECURITIES
(Cost $163,013,137) 161,745,607
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
471117853 CORPORATE BONDS - 33.6% (d) 471117853
AUTOMOBILES & COMPONENTS - 0.1%
1,500,000 (a) Ford Otomotiv Sanayi AS 7 .125 04/25/29 1,517,613
TOTAL AUTOMOBILES & COMPONENTS 1,517,613
BANKS - 10.0%
2,975,000 (a),(e),(f) Akbank TAS 0 .000 N/A 2,862,803
1,600,000 (e),(f) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A 1,748,936
1,500,000 (a),(g) Banco Bradesco SA/Cayman Islands 6 .500 01/22/30 1,559,700
800,000 (a),(e),(f) Banco de Credito e Inversiones SA 8 .750 N/A 858,600
1,975,000 (a) Banco do Brasil SA/Cayman 5 .625 10/23/31 1,964,137
1,325,000 (a) Banco Internacional del Peru SAA Interbank 4 .800 07/15/31 1,301,335
1,500,000 (a),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 8 .750 N/A 1,580,859
500,000 (a),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 8 .375 N/A 519,375

Portfolio of Investments May 31, 2026
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
1,050,000 (a),(e),(f) Banco Mercantil del Norte SA/Grand Cayman 7 .500 % N/A $ 1,047,669
1,675,000 (a),(h) Banco Nacional de Comercio Exterior SNC/Cayman Islands 6 .000 05/14/36 1,666,625
3,525,000 (a),(f) Banco Nacional de Mexico SA 6 .697 08/07/36 3,517,598
1,775,000 (a) Banco Santander Mexico SA Institucion de Banca Multiple
Grupo Financiero Santand
5 .621 12/10/29 1,792,750
2,200,000 (e),(f) Banco Santander SA 9 .625 N/A 2,586,179
500,000 (a),(f) Bangkok Bank PCL/Hong Kong 3 .466 09/23/36 453,911
950,000 (a) Bank Hapoalim BM, Reg S 5 .252 01/14/33 946,106
1,000,000 (a),(f) Bank Hapoalim BM, Reg S 3 .255 01/21/32 991,142
3,175,000 Bank of America Corp 0 .000 04/23/32 3,155,791
4,800,000 (e),(h) Bank of America Corp 6 .625 N/A 4,960,771
5,000,000 (h) Bank of Montreal 7 .300 11/26/84 5,246,860
1,750,000 Bank of Montreal 5 .298 06/02/37 1,752,658
3,340,000 (e),(f) Barclays PLC 8 .000 N/A 3,505,333
1,100,000 (a),(f) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
7 .625 02/11/35 1,140,975
1,000,000 (a),(f) BBVA Mexico SA Institucion De Banca Multiple Grupo
Financiero BBVA Mexico/TX
8 .450 06/29/38 1,085,716
3,290,000 (a),(e),(f),(g) BNP Paribas SA 7 .450 N/A 3,394,964
500,000 (a) BPCE SA 5 .417 01/13/37 489,701
2,500,000 (h) BSF Finance, Reg S 5 .761 09/03/35 2,452,085
3,000,000 (h) Canadian Imperial Bank of Commerce 6 .950 01/28/85 3,050,259
3,685,000 (e),(h) Citigroup Inc 7 .625 N/A 3,839,538
4,000,000 (e),(h) Citigroup Inc 6 .625 N/A 4,060,696
1,675,000 (a) Development Bank of Kazakhstan JSC 2 .950 05/06/31 1,516,175
1,075,000 (a) DNB Bank ASA 4 .832 03/30/32 1,071,201
4,600,000 (e),(h) First Citizens BancShares Inc/NC 7 .000 N/A 4,620,741
1,625,000 First Horizon Corp 5 .514 03/07/31 1,647,209
375,000 (a),(g) Grupo Aval Ltd 4 .375 02/04/30 354,375
1,560,000 (e),(h) Huntington Bancshares Inc/OH 5 .625 N/A 1,584,884
2,800,000 (e),(f) ING Groep NV 7 .000 N/A 2,880,576
2,000,000 (e),(h) JPMorgan Chase & Co 6 .875 N/A 2,087,750
3,030,000 JPMorgan Chase & Co 4 .347 01/22/32 2,978,220
2,000,000 (e),(f) Lloyds Banking Group PLC 6 .750 N/A 2,045,600
2,400,000 (a),(f) Mizrahi Tefahot Bank Ltd, Reg S 5 .837 04/15/36 2,427,593
1,800,000 Morgan Stanley Private Bank NA 4 .204 11/17/28 1,794,737
10,945,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 10,778,574
3,000,000 (e),(f) NatWest Group PLC 8 .125 N/A 3,281,226
2,000,000 (e),(h) PNC Financial Services Group Inc/The 3 .400 N/A 1,985,382
1,950,000 Regions Bank/Birmingham AL 4 .755 07/27/29 1,955,906
2,000,000 (h) Royal Bank of Canada 6 .500 05/24/86 1,977,054
CAD 4,000,000 (h) Royal Bank of Canada 3 .650 11/24/81 2,871,186
4,500,000 (h) Saudi Awwal Bank, Reg S 5 .947 09/04/35 4,465,156
4,775,000 (h) SNB Funding Ltd, Reg S 6 .000 06/24/35 4,790,201
2,165,000 Texas Capital Bancshares Inc 5 .301 02/27/32 2,142,132
CAD 4,000,000 (h) Toronto-Dominion Bank/The 3 .600 10/31/81 2,874,116
2,000,000 (e),(h) Truist Financial Corp 6 .669 N/A 2,005,300
EUR 3,000,000 (e),(f),(g) UniCredit SpA, Reg S 5 .800 N/A 3,480,120
1,850,000 Wells Fargo & Co 5 .150 04/23/31 1,877,490
1,440,000 (e),(h) Wells Fargo & Co 7 .625 N/A 1,515,452
4,470,000 (e),(h) Wells Fargo & Co 6 .125 N/A 4,506,033
1,500,000 (a),(e),(f) Yapi ve Kredi Bankasi AS 8 .250 N/A 1,455,743
TOTAL BANKS 140,503,204
CAPITAL GOODS - 1.3%
2,945,000 Boeing Co/The 5 .805 05/01/50 2,915,512
1,225,000 Boeing Co/The 6 .528 05/01/34 1,337,286
960,000 Hexcel Corp 4 .900 05/15/31 957,766
1,045,000 (a) Honeywell Aerospace Inc 4 .950 03/16/36 1,033,669
1,325,000 (a) Honeywell Aerospace Inc 5 .732 03/16/56 1,325,514
1,500,000 (a),(g) IHS Holding Ltd 7 .875 05/29/30 1,547,525
1,500,000 (a) IHS Holding Ltd 8 .250 11/29/31 1,566,713
2,500,000 (a) IRB Infrastructure Developers Ltd 7 .110 03/11/32 2,556,066

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
1,275,000 (a) Sisecam UK PLC 8 .625% 05/02/32 $ 1,291,761
2,000,000 (a),(g) Sisecam UK PLC 8 .375 01/23/33 2,008,307
1,200,000 (a) Sociedad Quimica y Minera de Chile SA 6 .500 11/07/33 1,280,687
TOTAL CAPITAL GOODS 17,820,806
COMMERCIAL & PROFESSIONAL SERVICES - 0.2%
1,275,000 (a) Bidvest Group UK PLC/The 6 .200 09/17/32 1,281,947
1,500,000 (a) RR Donnelley & Sons Co 9 .500 08/01/29 1,555,538
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 2,837,485
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.5%
1,515,000 Amazon.com Inc 4 .875 03/13/36 1,496,779
790,000 Amazon.com Inc 5 .800 03/13/56 790,754
2,750,000 (a) El Puerto de Liverpool SAB de CV 5 .750 02/10/38 2,623,500
2,000,000 (a) Kohl's Corp 10 .000 06/01/30 2,174,744
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 7,085,777
CONSUMER SERVICES - 0.2%
2,000,000 (a) Arcos Dorados BV 6 .375 01/29/32 2,070,000
800,000 Sands China Ltd 3 .250 08/08/31 734,815
TOTAL CONSUMER SERVICES 2,804,815
ENERGY - 3.6%
1,200,000 (a) Azule Energy Finance Plc 8 .625 01/22/33 1,230,739
100,000 Ecopetrol SA 5 .875 05/28/45 75,171
575,000 Ecopetrol SA 6 .875 04/29/30 576,690
450,000 (g) Ecopetrol SA 4 .625 11/02/31 404,744
1,000,000 Ecopetrol SA 5 .875 11/02/51 727,413
1,939,831 (a) EIG Pearl Holdings Sarl 3 .545 08/31/36 1,771,354
826,000 (a) Energean Israel Finance Ltd, Reg S 5 .375 03/30/28 815,525
1,000,000 (a) Energean Israel Finance Ltd, Reg S 5 .875 03/30/31 955,486
2,470,000 (e),(h) Energy Transfer LP 7 .125 N/A 2,549,932
2,100,000 (a) Esentia Energy Development SAB de CV 6 .125 07/30/33 2,096,850
1,700,000 (a) Galaxy Pipeline Assets Bidco Ltd 2 .625 03/31/36 1,487,423
1,000,000 (a) Global Partners LP / GLP Finance Corp 8 .250 01/15/32 1,049,460
3,000,000 (a) Indika Energy Tbk PT 8 .750 05/07/29 3,037,582
500,000 (a) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 501,836
500,000 (a) Medco Maple Tree Pte Ltd 8 .960 04/27/29 518,034
1,325,000 ONEOK Inc 5 .050 11/01/34 1,304,528
2,000,000 (a) Pan American Energy LLC/Argentina 7 .750 01/15/37 2,064,000
2,000,000 Petrobras Global Finance BV 5 .125 09/10/30 1,976,000
1,950,000 Petrobras Global Finance BV 6 .250 01/10/36 1,937,812
200,000 (a) Petroleos del Peru SA 4 .750 06/19/32 169,000
3,000,000 Petroleos Mexicanos 8 .750 06/02/29 3,224,620
1,490,000 Petroleos Mexicanos 6 .700 02/16/32 1,501,843
100,000 Petroleos Mexicanos 6 .750 09/21/47 84,188
559,000 Petroleos Mexicanos 7 .690 01/23/50 511,510
560,000 (a) Petronas Capital Ltd 4 .950 01/03/31 570,875
2,400,000 (a) Petronas Capital Ltd 5 .340 04/03/35 2,476,423
1,500,000 (a) Raizen Fuels Finance SA 5 .700 01/17/35 866,250
1,575,000 (a) SIERRACOL EN AND/ARA/DEV 9 .000 11/14/30 1,590,561
1,200,000 (a) Solaris Energy Infrastructure LLC 6 .375 05/15/31 1,218,777
1,993,000 (h) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 2,127,017
3,570,000 (a),(e),(h) Sunoco LP 7 .875 N/A 3,728,460
1,250,000 Targa Resources Corp 5 .550 08/15/35 1,270,590
1,780,000 (h) Transcanada Trust 5 .500 09/15/79 1,771,089
1,750,000 (a) Transportadora de Gas del Sur SA 7 .750 11/20/35 1,794,852
2,000,000 (a),(e),(g),(h) Venture Global LNG Inc 9 .000 N/A 1,975,095
TOTAL ENERGY 49,961,729
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.5%
517,545 (a) CFE FIBRA E 5 .875 09/23/40 503,467
1,440,000 (a) FIBRA Prologis 5 .500 11/26/35 1,402,776
3,000,000 (a) Fibra SOMA Trust F/6185 7 .125 05/28/36 2,980,500
1,200,000 Healthcare Realty Holdings LP 2 .000 03/15/31 1,051,413
3,540,000 Healthcare Realty Holdings LP 2 .400 03/15/30 3,236,367

Portfolio of Investments May 31, 2026
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
2,250,000 Healthcare Realty Holdings LP 2 .050% 03/15/31 $ 1,959,422
1,050,000 (a) Millrose Properties Inc 6 .250 09/15/32 1,054,740
1,500,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 1,561,799
1,000,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 1,035,749
4,085,000 Piedmont Operating Partnership LP 9 .250 07/20/28 4,448,839
2,335,000 Ventas Realty LP 5 .000 01/15/35 2,298,614
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 21,533,686
FINANCIAL SERVICES - 3.2%
1,354,000 (h) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 1,403,463
1,500,000 (a) Azorra Finance Ltd 7 .750 04/15/30 1,558,848
1,575,000 (a) Banco BTG Pactual SA/Cayman Islands 5 .500 01/27/31 1,562,400
EUR 3,000,000 (e),(f) Deutsche Bank AG, Reg S 7 .125 N/A 3,693,858
1,000,000 (a) Encore Capital Group Inc 6 .625 04/15/31 1,008,284
1,955,000 (e),(g),(h) Goldman Sachs Group Inc/The 7 .500 N/A 2,057,084
3,000,000 (e),(h) Goldman Sachs Group Inc/The 6 .850 N/A 3,076,500
5,680,000 (h) HA Sustainable Infrastructure Capital Inc 7 .125 11/15/56 5,740,072
2,355,000 (h) HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 2,514,101
14,286 (a),(b) Hestia Re Ltd (SOFR + 0.100%) 3 .610 04/22/29 7,143
2,000,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4 .375 02/01/29 1,731,675
1,220,000 JPMorgan Chase & Co 5 .103 04/22/31 1,240,276
2,000,000 (e),(f) Julius Baer Group Ltd, Reg S 7 .500 N/A 2,081,786
4,340,000 Morgan Stanley 5 .664 04/17/36 4,466,570
2,000,000 (a) Muthoot Finance Ltd 6 .375 04/23/29 2,016,176
1,650,000 (a) Muthoot Finance Ltd 5 .750 08/04/30 1,628,212
3,429,000 (e),(f) Nomura Holdings Inc 7 .000 N/A 3,535,059
1,970,000 (e),(h) State Street Corp 6 .700 N/A 2,025,520
2,060,000 (a),(e),(f) UBS Group AG 9 .250 N/A 2,378,369
1,000,000 (e),(h) Voya Financial Inc 7 .758 N/A 1,036,145
TOTAL FINANCIAL SERVICES 44,761,541
FOOD, BEVERAGE & TOBACCO - 1.4%
1,275,000 (a) Arcor SAIC 7 .600 07/31/33 1,319,906
2,500,000 (a) Bimbo Bakeries USA Inc 6 .050 01/15/29 2,570,048
1,200,000 (a) Cia Cervecerias Unidas SA 3 .350 01/19/32 1,091,844
2,000,000 (a) Grupo Nutresa SA 8 .000 05/12/30 2,102,545
1,725,000 Kraft Heinz Foods Co 3 .875 05/15/27 1,719,190
2,730,000 (a),(e),(h) Land O' Lakes Inc 8 .000 N/A 2,702,700
790,000 (a) Maple Parent Holdings Corp 4 .750 03/26/29 789,837
1,125,000 (a) Maple Parent Holdings Corp 6 .625 03/26/56 1,172,275
2,240,000 (a) Mars Inc 5 .200 03/01/35 2,255,080
2,885,000 (a) Mars Inc 5 .700 05/01/55 2,845,938
650,000 (a),(i) Minerva Luxembourg SA 7 .500 04/22/36 624,325
TOTAL FOOD, BEVERAGE & TOBACCO 19,193,688
HEALTH CARE EQUIPMENT & SERVICES - 1.1%
2,500,000 (a) Auna SA / Oncosalud SAC 8 .750 11/06/32 2,505,000
2,550,000 CVS Health Corp 5 .050 03/25/48 2,237,589
1,800,000 CVS Health Corp 5 .450 09/15/35 1,821,864
4,055,000 (a) LifePoint Health Inc 7 .000 05/01/34 3,959,535
1,500,000 (a),(g) Rede D'or Finance Sarl 6 .450 09/09/35 1,472,812
1,800,000 UnitedHealth Group Inc 5 .050 04/15/53 1,610,207
1,825,000 UnitedHealth Group Inc 5 .500 07/15/44 1,788,095
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,395,102
HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
990,000 Haleon US Capital LLC 3 .625 03/24/32 930,167
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 930,167
INSURANCE - 1.4%
1,600,000 (a),(h) Allianz SE 6 .350 09/06/53 1,667,242
1,610,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 1,616,037
655,000 Arthur J Gallagher & Co 5 .150 02/15/35 650,350
1,500,000 (a) Asurion LLC/ Asurion Co-Issuer Inc 8 .375 02/01/34 1,466,020
2,835,000 (h) AXIS Specialty Finance LLC 4 .900 01/15/40 2,764,504

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
1,485,000 (h) Enstar Finance LLC 5 .500% 01/15/42 $ 1,463,817
2,424,000 (a),(h) Enstar Group Ltd 7 .500 04/01/45 2,538,313
2,900,000 (h) Prudential Financial Inc 6 .500 03/15/54 2,986,475
1,000,000 (a),(b) Vitality Re XIV Ltd (Federated Hermes U.S. Treasury Cash
Reserves + 3.500%)
7 .812 01/05/27 1,008,500
1,000,000 (a),(b) Vitality Re XV Ltd ( + 2.500%) 0 .000 01/07/28 1,007,300
1,500,000 (a),(b) Vitality Re XVI Ltd (3-Month U.S. Treasury Bill + 1.750%) 6 .049 01/08/29 1,490,550
1,000,000 (a),(b) Vitality Re XVII Ltd (FTIXX + 2.000%) 0 .000 01/08/30 998,600
TOTAL INSURANCE 19,657,708
MATERIALS - 1.2%
$ 1,700,000 (a) Alpek SAB de CV 4 .250 09/18/29 1,595,579
950,000 (a) Antofagasta PLC 5 .625 09/09/35 957,307
1,275,000 (a),(e),(h) Cemex SAB de CV 7 .200 N/A 1,311,847
1,025,000 (a) Corp Nacional del Cobre de Chile 6 .440 01/26/36 1,090,557
1,750,000 (a) Corp Nacional del Cobre de Chile 6 .330 01/13/35 1,843,660
1,120,000 (a) Freeport Indonesia PT 5 .315 04/14/32 1,118,873
1,525,000 (a) LD Celulose International GmbH 7 .950 01/26/32 1,591,221
1,025,000 (a) OCP SA 3 .750 06/23/31 945,723
500,000 (a) OCP SA 6 .700 03/01/36 519,683
2,000,000 (a) Sasol Financing USA LLC 8 .750 05/03/29 2,119,082
1,500,000 Suzano Austria GmbH 3 .125 01/15/32 1,336,656
1,435,000 Suzano Netherlands BV 5 .500 01/15/36 1,395,492
800,000 UPL Corp Ltd, Reg S 4 .625 06/16/30 744,163
750,000 (a),(g) Volcan Cia Minera SAA 8 .500 10/28/32 771,750
TOTAL MATERIALS 17,341,593
MEDIA & ENTERTAINMENT - 0.9%
4,080,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 9 .250 06/01/32 4,188,648
1,200,000 (a) Gray Media Inc 7 .250 08/15/33 1,189,473
2,500,000 Grupo Televisa SAB 6 .125 01/31/46 1,926,776
1,090,000 Meta Platforms Inc 5 .625 11/15/55 1,005,079
670,000 Meta Platforms Inc 6 .200 05/15/46 677,406
1,235,000 Meta Platforms Inc 6 .300 05/15/56 1,246,128
1,780,000 (a) OAK-Eagle Acquireco Inc 7 .250 07/01/33 1,856,267
TOTAL MEDIA & ENTERTAINMENT 12,089,777
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.3%
1,225,000 Amgen Inc 5 .650 03/02/53 1,190,919
1,100,000 Augusta SpinCo Corp 4 .945 03/23/33 1,096,617
1,745,000 Augusta SpinCo Corp 5 .245 03/23/36 1,744,375
700,000 Viatris Inc 4 .000 06/22/50 478,932
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 4,510,843
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
865,000 Broadcom Inc 4 .300 01/15/31 855,287
725,000 Broadcom Inc 4 .950 01/15/36 716,453
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,571,740
SOFTWARE & SERVICES - 0.2%
825,000 Oracle Corp 5 .200 09/26/35 785,721
355,000 Oracle Corp 5 .950 09/26/55 310,428
1,225,000 Oracle Corp 5 .700 02/04/36 1,203,532
TOTAL SOFTWARE & SERVICES 2,299,681
TELECOMMUNICATION SERVICES - 1.8%
4,070,000 AT&T Inc 3 .800 12/01/57 2,765,530
500,000 AT&T Inc 5 .850 04/30/46 488,262
2,000,000 (a) Cipher Compute LLC 7 .125 11/15/30 2,084,902
1,500,000 (a) Connect Holding II LLC 10 .500 04/03/31 1,527,378
775,000 (a) CT Trust 5 .125 02/03/32 739,094
750,000 (a) HUT 8 DC LLC 6 .192 11/15/42 758,947
1,900,000 (a) Level 3 Financing Inc 6 .875 06/30/33 1,957,061
980,000 (a) Level 3 Financing Inc 7 .500 02/15/37 1,010,085
907,000 (a) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 955,751
2,544,000 (h) Rogers Communications Inc 7 .125 04/15/55 2,638,033
1,375,000 (a) Sitios Latinoamerica SAB de CV 5 .375 04/04/32 1,371,270

Portfolio of Investments May 31, 2026
(continued)
Strategic Income

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
TELECOMMUNICATION SERVICES (continued)
$ 1,450,000 (a),(i) STC Sukuk Co II Ltd 4 .489% 01/15/31 $ 1,431,767
1,500,000 (a),(g) Telecommunications co Telekom Srbija AD Belgrade 7 .250 05/18/31 1,498,193
2,250,000 (a) Turk Telekomunikasyon AS 6 .950 10/07/32 2,218,570
1,000,000 (a) Veon Midco BV 3 .375 11/25/27 983,506
1,475,000 (a),(i) Veon Midco BV 7 .450 06/01/33 1,476,224
1,212,210 (a) Zayo Group Holdings Inc, (cash 5.750%, PIK 0.500%) 9 .250 03/09/30 1,213,725
TOTAL TELECOMMUNICATION SERVICES 25,118,298
TRANSPORTATION - 0.7%
500,000 (a) Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 452,558
1,096,630 American Airlines 2021-1 Class A Pass Through Trust2021 2021 2 .875 07/11/34 978,428
550,000 (a) Corp Quiport SA 9 .000 12/15/37 598,036
1,500,000 (a) Grupo Aeromexico SAB de CV 8 .250 11/15/29 1,523,820
975,000 (a) Kingston Airport Revenue Finance Ltd 6 .750 12/15/36 984,760
1,500,000 (a) Latam Airlines Group SA 7 .625 01/07/31 1,553,445
2,575,000 (a) Montego Bay Airport Revenue Finance Ltd 6 .600 06/15/35 2,553,318
1,500,000 (a) Transnet/South Africa 8 .250 02/06/28 1,565,406
TOTAL TRANSPORTATION 10,209,771
UTILITIES - 3.8%
2,900,000 (h) AES Corp/The 6 .950 07/15/55 2,859,589
1,177,038 (a) Alfa Desarrollo SpA2021 1 4 .550 09/27/51 927,627
2,625,000 (a) Colbun SA 5 .375 09/11/35 2,586,980
2,000,000 (a) Comision Federal de Electricidad 3 .348 02/09/31 1,798,169
1,400,000 (a) Comision Federal de Electricidad 0 .000 01/28/34 1,373,400
775,000 Consumers Energy Co 4 .500 01/15/31 772,254
1,411,125 (a) Continuum Green Energy India Pvt / Co-Issuers 7 .500 06/26/33 1,452,621
2,250,000 (a),(g) COX Asset Mexico SA de CV 7 .750 05/08/36 2,317,500
725,000 Cumberland Combined Cycle Generation LLC 5 .821 05/15/56 740,022
2,000,000 (h) Dominion Energy Inc 7 .000 06/01/54 2,129,225
1,200,000 DTE Electric Co 5 .850 05/15/55 1,218,975
500,000 DTE Electric Co 5 .200 03/01/34 511,097
2,675,000 Duke Energy Progress LLC 5 .350 03/15/53 2,523,556
2,425,000 Duke Energy Progress LLC 5 .050 03/15/35 2,432,076
800,000 (a) Empresas Publicas de Medellin ESP 4 .375 02/15/31 724,213
1,000,000 (a) Energuate Trust 2 0 6 .350 09/15/35 996,958
525,000 Entergy Louisiana LLC 4 .900 04/15/36 512,368
950,000 (a) Eskom Holdings 6 .350 08/10/28 968,748
2,225,000 (h) EUSHI Finance Inc 7 .625 12/15/54 2,317,264
1,900,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 1,863,374
1,425,000 (a),(g) Generadora de Gatun SA 6 .874 09/30/44 1,461,593
650,000 Idaho Power Co 4 .850 03/01/36 635,376
1,475,000 (a) Israel Electric Corp Ltd, Reg S 5 .633 01/28/38 1,471,158
1,300,000 (a) Kallpa Generacion SA 5 .500 09/11/35 1,282,450
1,575,000 (a) Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 5 .450 02/03/36 1,533,459
2,500,000 (h) PG&E Corp 7 .375 03/15/55 2,545,956
1,700,000 (a) Renew Treasury Ifsc Pvt Ltd 6 .500 02/02/31 1,688,816
1,500,000 (a) ReNew Wind Energy AP2 / ReNew Power Pvt Ltd other 9
Subsidiaries
4 .500 07/14/28 1,453,825
1,500,000 (a) Saavi Energia Sarl 8 .875 02/10/35 1,628,820
670,598 (a) Sweihan PV Power Co PJSC2022 1 3 .625 01/31/49 550,030
2,250,000 (a) Talen Energy Supply LLC 6 .500 02/01/36 2,262,688
514,406 (a) UEP Penonome II SA2020 1 6 .500 10/01/38 461,422
3,479,000 (a),(e),(h) Vistra Corp 8 .875 N/A 3,742,256
2,255,000 Wisconsin Public Service Corp 4 .250 01/15/31 2,228,964
TOTAL UTILITIES 53,972,829
TOTAL CORPORATE BONDS
(Cost $468,901,518) 471,117,853

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES - 27.4% –
$ 1,422,000 (b) 3650R 2021-PF1 Commercial Mortgage Trust, Series 2022 PF2 5 .291% 11/15/55 $ 1,390,497
2,000,000 (a),(b) Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M
+ 4.114%)
7 .742 04/15/34 1,534,500
2,000,000 (a) Angel Oak Mortgage Trust, Series 2025 12 5 .767 12/25/70 1,981,272
2,500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 1.750%)
5 .377 06/15/35 2,508,500
2,500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 3.000%)
6 .627 06/15/35 2,505,625
3,000,000 (a),(b) ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M
+ 4.500%)
8 .127 06/15/35 3,006,973
202,995 (a),(b) Arroyo Mortgage Trust 2019-3, Series 2019 3 3 .416 10/25/48 196,504
3,500,000 (a),(b) BAMLL Trust 2025-ASHF, Series 2025 ASHF, (TSFR1M +
2.350%)
5 .978 02/15/42 3,514,150
1,200,000 (b) BANK, Series 2017 BNK5 4 .190 06/15/60 1,155,804
2,500,000 (b) BANK 2017-BNK8, Series 2017 BNK8 4 .089 11/15/50 2,135,221
2,700,000 (b) BANK 2019-BNK18, Series 2019 BN18 4 .214 05/15/62 2,275,643
2,000,000 (a) BANK 2019-BNK21, Series 2019 BN21 2 .500 10/17/52 1,491,588
4,000,000 BANK 2025-BNK51, Series 2025 BNK51 5 .544 12/25/67 4,042,020
2,000,000 (b) BANK5 2024-5YR5 6 .539 02/15/29 2,055,887
3,750,000 Barclays Commercial Mortgage Trust 2019-C4, Series 2019 C4 3 .469 08/15/52 3,104,377
2,000,000 (b) BBCMS Mortgage Trust 2022-C16, Series 2022 C16 4 .600 06/15/55 1,894,742
3,925,000 (a),(b) BBCMS Trust 2015-SRCH, Series 2015 SRCH 4 .957 08/10/35 3,670,211
3,000,000 (a),(b) BBCMS Trust 2018-CBM, Series 2018 CBM, (TSFR1M + 1.488%) 6 .817 07/15/37 2,844,714
3,400,000 (b) Benchmark 2018-B1 Mortgage Trust, Series 2018 B1 4 .200 01/15/51 2,810,838
3,750,000 (b) Benchmark 2018-B2 Mortgage Trust, Series 2018 B2 4 .290 02/15/51 2,528,632
3,500,000 (b) Benchmark 2018-B3 Mortgage Trust, Series 2018 B3 4 .553 04/10/51 3,005,917
3,837,000 (b) Benchmark 2019-B10 Mortgage Trust, Series 2019 B10 4 .180 03/15/62 3,545,792
3,750,000 (b) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .772 12/15/62 2,687,116
1,000,000 (a) Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 2 .500 12/15/62 411,732
1,500,000 Benchmark 2019-B14 Mortgage Trust, Series 2019 B14 3 .493 12/15/62 1,229,043
2,500,000 (b) Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .713 12/15/72 2,020,585
5,000,000 Benchmark 2019-B15 Mortgage Trust, Series 2019 B15 3 .564 12/15/72 4,293,844
4,000,000 (b) Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4 .971 03/15/52 3,494,561
1,750,000 Benchmark 2019-B9 Mortgage Trust, Series 2019 B9 4 .267 03/15/52 1,678,849
1,000,000 (a),(b) Benchmark 2020-IG2 Mortgage Trust, Series 2020 IG2 2 .791 09/15/48 831,439
1,000,000 (a),(b) Benchmark 2020-IG3 Mortgage Trust, Series 2020 IG3 3 .536 09/15/48 984,562
2,250,000 Benchmark 2021-B23 Mortgage Trust, Series 2021 B23 2 .095 02/15/54 1,725,080
2,000,000 Benchmark Mortgage Trust Series - 2019 B12 (Class C) 3 .873 08/15/52 1,666,152
1,500,000 (b) BMO 2024-C9 Mortgage Trust, Series 2024 C9 6 .340 07/15/57 1,540,243
2,000,000 (a),(b) BPR 2023-STON Mortgage Trust, Series 2023 STON 7 .871 12/05/39 2,058,178
3,000,000 (a),(b) BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M
+ 1.300%)
4 .928 02/15/37 2,671,169
2,500,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK, Series 2024 BRBK,
(TSFR1M + 4.874%)
8 .499 10/15/41 2,502,467
1,250,000 (a),(b),(i) BX Commercial Mortgage Trust 2026-AHP, Series 2026 AHP,
(TSFR1M + 2.650%)
6 .250 06/15/43 1,254,973
3,000,000 (a),(b) BX Commercial Mortgage Trust 2026-ALOHA, Series 2026
ALOHA, (TSFR1M + 2.150%)
5 .777 04/15/43 3,010,404
2,119,907 (a),(b) BX Commercial Mortgage Trust 2026-LP3, Series 2026 LP3,
(TSFR1M + 2.350%)
5 .977 04/15/43 2,134,130
2,200,000 (a),(b) BX Trust, Series 2025 DELC, (TSFR1M + 3.050%) 6 .677 12/15/42 2,211,680
2,400,000 (a),(b) BX Trust 2025-OMG, Series 2025 OMG, (TSFR1M + 2.400%) 6 .028 10/15/42 2,392,177
3,240,000 (b) BX Trust 2026-OPTM, Series 2026 OPTM, (TSFR1M + 2.000%) 5 .750 03/15/39 3,242,742
3,500,000 (b) Cantor Commercial Real Estate Lending 2019-CF1, Series 2019
CF1
4 .352 05/15/52 2,888,955
705,000 (b) CD 2016-CD1 Mortgage Trust, Series 2016 CD1 3 .631 08/10/49 401,564
2,000,000 (b) CD Mortgage Trust, Series 2017 CD3 3 .984 02/10/50 1,346,439
47,824 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 2 .840 04/15/52 47,558
750,000 (a),(b) CF 2020-P1 Mortgage Trust, Series 2020 P1 3 .603 04/15/52 696,831
3,500,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY, Series 2025 SBAY,
(TSFR1M + 2.300%)
6 .400 10/15/37 3,518,294
430,841 (a),(b) Citigroup Commercial Mortgage Trust 2014-GC23, Series 2014
GC23
4 .599 07/10/47 414,082

Portfolio of Investments May 31, 2026
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 1,690,000 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3 .974% 04/10/48 $ 1,513,347
1,345,803 (b) Citigroup Commercial Mortgage Trust 2015-GC29, Series 2015
GC29
3 .758 04/10/48 1,299,922
4,000,000 (b) Citigroup Commercial Mortgage Trust 2016-P3, Series 2016 P3 4 .271 04/15/49 3,917,336
2,500,000 (b) Citigroup Commercial Mortgage Trust 2017-C4, Series 2017
C4
4 .136 10/12/50 2,406,176
2,260,000 (b) Citigroup Commercial Mortgage Trust 2017-P8, Series 2017 P8 4 .254 09/15/50 1,877,420
1,574,000 Citigroup Commercial Mortgage Trust 2019-GC41, Series 2019
GC41
3 .502 08/10/56 1,353,189
2,000,000 (a),(b) COLT 2025-11 Mortgage Loan Trust, Series 2025 11 5 .952 11/25/70 1,986,530
1,500,000 (a),(b) COLT 2026-4 Mortgage Loan Trust, Series 2026 4 5 .878 06/25/71 1,499,032
1,686,031 COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17 4 .377 05/10/47 1,677,917
507,276 (b) COMM 2014-CR14 Mortgage Trust, Series 2014 CR14 3 .190 02/10/47 501,719
2,000,000 (a),(b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4 .767 06/10/47 1,189,980
2,000,000 (b) COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3 4 .583 06/10/47 1,858,731
2,000,000 (a),(b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3 .000 03/10/48 1,099,400
1,840,000 (b) COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22 3 .686 03/10/48 1,691,751
232,670 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 4 .190 08/10/48 227,578
1,500,000 (b) COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24 3 .463 08/10/48 1,386,735
51,147 (b) COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25 3 .768 08/10/48 50,026
3,000,000 (b) COMM 2015-CCRE26 Mortgage Trust, Series 2015 CR26 4 .681 10/10/48 2,832,029
1,618,619 (b) COMM 2015-LC23 Mortgage Trust, Series 2015 LC23 4 .685 10/10/48 1,567,383
4,000,000 (b) COMM 2018-COR3 Mortgage Trust, Series 2018 COR3 4 .515 05/10/51 3,470,639
2,500,000 (b) COMM 2019-GC44 Mortgage Trust, Series 2019 GC44 3 .514 08/15/57 2,067,790
4,500,000 (a),(b) Connecticut Avenue Securities Trust 2022-R03, Series 2022
R03, (SOFR30A + 9.850%)
14 .823 03/25/42 4,796,596
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R04, Series 2022
R04, (SOFR30A + 9.500%)
14 .837 03/25/42 5,317,504
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R06, Series 2022
R06, (SOFR30A + 10.600%)
15 .334 05/25/42 6,523,212
4,000,000 (a),(b) Connecticut Avenue Securities Trust 2022-R07, Series 2022
R07, (SOFR30A + 12.000%)
15 .612 06/25/42 4,434,748
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R04, Series 2023
R04, (SOFR30A + 8.250%)
11 .862 05/25/43 5,628,656
1,415,000 (a),(b) Connecticut Avenue Securities Trust 2023-R05, Series 2023
R05, (SOFR30A + 6.850%)
10 .462 06/25/43 1,561,396
5,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 3.900%)
9 .188 07/25/43 5,235,995
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R06, Series 2023
R06, (SOFR30A + 5.900%)
9 .512 07/25/43 6,518,432
6,000,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08, Series 2023
R08, (SOFR30A + 3.550%)
7 .162 10/25/43 6,263,531
1,900,000 CSAIL 2019-C17 Commercial Mortgage Trust, Series 2019 C17 3 .480 09/15/52 1,676,461
3,960,633 (a),(b) CSMC 2021-INV2 Trust, Series 2021 INV2 3 .282 11/25/56 3,279,871
1,000,000 (a),(b) CSMC 2021-NQM1, Series 2021 NQM1 2 .130 05/25/65 780,766
3,500,000 (b) CSMC Trust 2016-NXSR, Series 2016 NXSR 4 .422 12/15/49 3,391,395
1,871,000 (b) CSMC Trust 2016-NXSR, Series 2016 NXSR 4 .251 12/15/49 1,826,276
1,072,714 DBJPM 2016-C3 Mortgage Trust, Series 2016 C3 3 .264 08/10/49 1,035,538
1,300,000 (a),(b) DBSG 2024-ALTA Mortgage Trust, Series 2024 ALTA 7 .296 06/10/37 1,305,822
30,450,000 (a),(b) DOLP Trust 2021-NYC, Series 2021 NYC, (I/O) 0 .665 05/10/41 771,538
5,483,418 Fannie Mae Pool, FN MA5107 5 .500 08/01/53 5,527,496
6,002,967 Fannie Mae Pool, FN MA5353 5 .500 05/01/54 6,035,461
125,165 (b) Fannie Mae REMICS, Series 2013 98, (SOFR30A + 5.836%),
(I/O)
2 .223 09/25/43 11,269
1,765,365 (a),(b) Flagstar Mortgage Trust 2021-11INV, Series 2021 11IN 3 .449 11/25/51 1,452,598
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022
DNA1, (SOFR30A + 7.100%)
10 .712 01/25/42 6,216,481
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022
DNA2, (SOFR30A + 8.500%)
13 .788 02/25/42 6,297,695
6,000,000 (a),(b) Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022
DNA3, (SOFR30A + 9.750%)
15 .087 04/25/42 6,411,656

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 1,980,305 (b) Government National Mortgage Association, Series 2023 111,
(SOFR30A + 23.205%)
9 .067% 08/20/53 $ 2,103,324
1,239,315 (b) Government National Mortgage Association, Series 2023 96,
(SOFR30A + 26.100%)
10 .331 07/20/53 1,289,048
1,081,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (LIBOR 1 M + 1.497%)
3 .449 07/15/31 334,840
1,500,000 (a),(b) GS Mortgage Securities Corp Trust 2018-TWR, Series 2018
TWR, (TSFR1M + 1.897%)
5 .525 07/15/31 157,484
1,000,000 (b) GS Mortgage Securities Trust 2016-GS3, Series 2016 GS3 3 .913 10/10/49 977,254
3,275,000 (b) GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4 3 .869 11/10/49 3,132,479
2,300,000 GS Mortgage Securities Trust 2017-GS7, Series 2017 GS7 4 .236 08/10/50 2,107,992
1,500,000 (b) GS Mortgage Securities Trust 2018-GS10, Series 2018 GS10 4 .547 07/10/51 1,406,508
6,000,000 (b) GS Mortgage Securities Trust 2018-GS9, Series 2018 GS9 4 .342 03/10/51 5,218,008
1,425,000 (b) GS Mortgage Securities Trust 2019-GC38, Series 2019 GC38 4 .158 02/10/52 1,385,991
1,000,000 GS Mortgage Securities Trust 2020-GSA2, Series 2020 GSA2 2 .012 12/12/53 877,860
6,240,014 (a),(b) GS Mortgage-Backed Securities Trust 2022-PJ1, Series 2022
PJ1
2 .829 05/28/52 5,204,645
3,000,000 (a),(b) Houston Galleria Mall Trust 2025-HGLR, Series 2025 HGLR 5 .462 02/05/45 3,073,906
3,000,000 (a),(b) HTL Commercial Mortgage Trust 2024-T53, Series 2024 T53 7 .088 05/10/39 3,027,119
3,100,000 (a),(b) Hudson Yards 2019-30HY Mortgage Trust, Series 2019 30HY 3 .443 07/10/39 2,827,287
1,500,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2 5 .829 07/13/42 1,508,894
254,661 (b) Impac Secured Assets CMN Owner Trust, Series 2000 3 8 .000 10/25/30 239,869
145,538 (a),(b) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 2 .051 10/25/55 139,985
2,000,000 (a),(b) Imperial Fund Mortgage Trust 2020-NQM1, Series 2020 NQM1 3 .531 10/25/55 1,893,232
450,000 (a),(b) Imperial Fund Mortgage Trust 2021-NQM1, Series 2021 NQM1 2 .383 06/25/56 341,789
2,348,187 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, Series 2022 NLP, (TSFR1M + 2.858%)
7 .918 04/15/37 2,292,153
939,275 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-NLP, Series 2022 NLP, (TSFR1M + 1.730%)
5 .389 04/15/37 921,247
4,572,211 (a),(b) J.P. Morgan Mortgage Trust 2022-LTV2, Series 2022 LTV2 3 .664 09/25/52 3,928,813
120,018 (b) JP Morgan Alternative Loan Trust 2007-S1, Series 2007 S1,
(TSFR1M + 0.674%)
4 .259 04/25/47 116,607
2,000,000 (a) JP Morgan Chase Commercial Mortgage Securities Trust 2020-
NNN, Series 2020 NNN
3 .065 01/16/37 1,628,550
2,227,706 (a),(b) JP Morgan Mortgage Trust, Series 2025 10 6 .382 05/25/56 2,270,054
1,272,110 (a),(b) JP Morgan Mortgage Trust 2020-INV1, Series 2020 INV1 4 .186 08/25/50 1,130,555
1,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4 .533 08/15/48 1,415,898
2,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2015-C31,
Series 2015 C31
4 .533 08/15/48 1,971,396
3,750,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 2015-C33,
Series 2015 C33
4 .136 12/15/48 3,303,583
1,400,000 (a),(b) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4 .263 03/17/49 1,308,975
1,500,000 (b) JPMBB Commercial Mortgage Securities Trust 2016-C1, Series
2016 C1
4 .763 03/17/49 1,459,511
4,250,000 (b) JPMCC Commercial Mortgage Securities Trust 2017-JP6,
Series 2017 JP6
3 .682 07/15/50 3,897,305
2,000,000 (b) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
3 .665 09/15/50 1,803,220
1,400,000 (a),(b) JPMCC Commercial Mortgage Securities Trust 2017-JP7,
Series 2017 JP7
4 .415 09/15/50 1,058,946
3,500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4,
Series 2019 COR4
4 .440 03/10/52 3,180,874
4,000,000 JPMDB Commercial Mortgage Securities Trust 2017-C7, Series
2017 C7
3 .985 10/15/50 3,794,117
190,000 (a) Ladder Capital Commercial Mortgage 2013-GCP Mortgage
Trust, Series 2013 GCP
3 .985 02/15/36 177,676
3,015,000 (a) Legends Outlets Kansas City KS Mortgage Secured Pass-
Through Trust, Series 2024 LGND
6 .733 11/05/39 3,005,679
1,646,886 (a),(b) MCR 2024-HF1 Mortgage Trust, Series 2024 HF1, (TSFR1M +
2.841%)
7 .204 12/15/41 1,657,014
34,356,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC, (I/O) 0 .119 02/10/42 167,790

Portfolio of Investments May 31, 2026
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MORTGAGE-BACKED SECURITIES (continued)
$ 3,250,000 (a),(b) MFT Trust 2020-ABC, Series 2020 ABC 3 .593% 02/10/42 $ 2,595,899
2,956,873 (a) Morgan Stanley Capital I Trust 2015-420, Series 2015 420 7 .982 10/12/50 3,033,025
2,765,000 Morgan Stanley Capital I Trust 2019-H7, Series 2019 H7 3 .524 07/15/52 2,622,854
2,000,000 (a) MRCD 2019-MARK Mortgage Trust, Series 2019 PARK 2 .718 12/15/36 1,384,000
4,000,000 (a),(b) MTN Commercial Mortgage Trust 2026-LPFX, Series 2026 LPFX 6 .560 05/15/43 4,022,265
1,061,072 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 1.579%)
5 .915 07/15/36 1,032,698
1,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 3.579%)
7 .207 07/15/36 848,000
1,000,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE,
Series 2019 MILE, (TSFR1M + 4.329%)
7 .957 07/15/36 810,000
72,310 (a),(b) New Residential Mortgage Loan Trust 2015-2, Series 2015 2A 5 .226 08/25/55 71,899
4,000,000 (a),(b) NYCT Trust 2024-3ELV, Series 2024 3ELV, (TSFR1M + 2.840%) 6 .467 08/15/29 3,993,264
3,000,000 (a),(b) OBX 2026-NQM6 Trust, Series 2026 NQM6 5 .814 04/26/66 2,982,085
2,000,000 (a),(b) OBX 2026-NQM7 Trust, Series 2026 NQM7 6 .120 04/25/66 1,989,220
1,150,000 (a) One Bryant Park Trust 2019-OBP, Series 2019 OBP 2 .516 09/15/54 1,063,797
2,000,000 (a),(b) PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF,
(TSFR1M + 0.994%)
4 .622 07/15/38 1,895,815
3,500,000 (a),(b) PLYM Commercial Mortgage Trust 2026-IND, Series 2026 IND,
(TSFR1M + 2.150%)
5 .800 03/15/43 3,499,182
1,267,260 (a),(b) Santander Bank Mortgage Credit-Linked Notes, Series 2023
MTG1, (SOFR30A + 4.900%)
9 .256 02/26/52 1,468,771
40,180,000 (a),(b) SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O) 0 .258 07/15/41 419,282
1,155,000 (a) SLG Office Trust 2021-OVA, Series 2021 OVA 2 .851 07/15/41 995,142
1,820,770 (a),(b) SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M +
3.950%)
7 .577 02/15/39 1,825,580
2,100,000 (a),(b) TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%) 6 .866 06/15/39 2,109,976
2,511,000 UBS Commercial Mortgage Trust 2017-C1, Series 2017 C1 4 .036 06/15/50 2,432,123
5,100,000 (b) UBS Commercial Mortgage Trust 2018-C11, Series 2018 C11 5 .044 06/15/51 4,691,640
2,000,000 (b) UBS Commercial Mortgage Trust 2018-C13, Series 2018 C13 4 .957 10/15/51 1,808,609
3,450,000 (b) UBS Commercial Mortgage Trust 2018-C8, Series 2018 C8 4 .681 02/15/51 3,179,076
2,239,000 (a) Verus Securitization Trust, Series 2025 11 5 .796 11/25/70 2,211,911
2,000,000 (a) Verus Securitization Trust 2021-8, Series 2021 8 3 .288 11/25/66 1,618,987
24,076 (b) Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2004 RA3
5 .410 08/25/38 23,989
2,000,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE, Series 2024
CORE, (TSFR1M + 2.940%)
6 .600 11/15/41 2,011,133
2,415,000 (b) Wells Fargo Commercial Mortgage Trust 2016-C36, Series
2016 C36
4 .079 11/15/59 2,071,035
2,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2017-SMP, Series
2017 SMP, (TSFR1M + 0.921%)
6 .258 12/15/34 2,243,864
3,000,000 (b) Wells Fargo Commercial Mortgage Trust 2024-C63, Series
2024 C63
5 .820 08/15/57 3,096,523
1,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN, Series
2025 AGLN, (TSFR1M + 2.941%)
6 .568 07/15/37 1,505,671
2,400,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-B33RP, Series
2025 B33RP, (TSFR1M + 2.500%)
6 .850 08/15/42 2,420,059
2,500,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-DWHP, Series
2025 DWHP, (TSFR1M + 3.340%)
6 .967 04/15/38 2,514,719
901,906 (a),(b) Wells Fargo Mortgage Backed Securities 2021-INV1 Trust,
Series 2021 INV1
3 .302 08/25/51 765,300
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $394,281,366) 383,324,149
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4,007,871 MUNICIPAL BONDS - 0.3% 4,007,871
NEW YORK - 0.3%
4,000,000 City of New York NY 5 .681 02/01/43 4,007,871
TOTAL NEW YORK 4,007,871
TOTAL MUNICIPAL BONDS
(Cost $4,000,000) 4,007,871

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
127355397 SOVEREIGN DEBT - 9.1% 127355397
ANGOLA - 0.1%
$ 1,725,000 (a) Angolan Government International Bond 9 .375% 05/08/48 $ 1,688,274
TOTAL ANGOLA 1,688,274
ARGENTINA - 0.3%
2,325,000 Argentine Republic Government International Bond 4 .125 07/09/35 1,789,088
2,500,000 Argentine Republic Government International Bond 5 .000 01/09/38 2,009,500
TOTAL ARGENTINA 3,798,588
AZERBAIJAN - 0.1%
1,700,000 (a) Republic of Azerbaijan International Bond 3 .500 09/01/32 1,591,608
TOTAL AZERBAIJAN 1,591,608
BARBADOS - 0.2%
2,725,000 (a) Barbados Government International Bond 8 .000 06/26/35 2,891,361
TOTAL BARBADOS 2,891,361
BENIN - 0.2%
2,000,000 (a) Benin Government International Bond 7 .960 02/13/38 2,109,573
TOTAL BENIN 2,109,573
BRAZIL - 0.4%
BRL 12,400,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/33 2,053,876
1,620,000 Brazilian Government International Bond 6 .000 10/20/33 1,628,910
1,725,000 Brazilian Government International Bond 7 .125 05/13/54 1,724,138
TOTAL BRAZIL 5,406,924
CHILE - 0.3%
CLP 1,600,000,000 (a) Bonos de la Tesoreria de la Republica en pesos, Reg S 6 .000 04/01/33 1,853,819
2,775,000 Chile Government International Bond 3 .100 05/07/41 2,111,775
TOTAL CHILE 3,965,594
COLOMBIA - 0.3%
EUR 1,065,000 Colombia Government International Bond 5 .000 09/19/32 1,196,059
2,200,000 Colombia Government International Bond 5 .000 06/15/45 1,655,500
875,000 Colombia Government International Bond 6 .125 01/21/31 871,500
TOTAL COLOMBIA 3,723,059
COSTA RICA - 0.1%
1,955,000 (a) Costa Rica Government International Bond 5 .625 04/30/43 1,864,483
TOTAL COSTA RICA 1,864,483
COTE D'IVOIRE - 0.2%
2,900,000 (a) Ivory Coast Government International Bond 6 .750 02/25/41 2,779,362
TOTAL COTE D'IVOIRE 2,779,362
DOMINICAN REPUBLIC - 0.3%
1,775,000 (a) Dominican Republic International Bond 5 .875 01/30/60 1,546,646
2,225,000 (a) Dominican Republic International Bond 6 .950 03/15/37 2,333,024
TOTAL DOMINICAN REPUBLIC 3,879,670
ECUADOR - 0.3%
1,625,000 (a) Ecuador Government International Bond 9 .250 01/29/39 1,671,312
2,800,000 (a) Ecuador Government International Bond 8 .750 01/29/34 2,837,800
TOTAL ECUADOR 4,509,112
EGYPT - 0.2%
2,250,000 (a) Egypt Government International Bond 8 .500 01/31/47 2,136,231
TOTAL EGYPT 2,136,231
EL SALVADOR - 0.2%
2,600,000 (a) El Salvador Government International Bond 7 .625 02/01/41 2,606,760
TOTAL EL SALVADOR 2,606,760
GEORGIA - 0.1%
1,500,000 (a) Georgia Government International Bond 5 .125 01/28/31 1,460,791
TOTAL GEORGIA 1,460,791
GHANA - 0.2%
137,637 (a) Ghana Government International Bond 5 .000 07/03/29 136,150
2,226,200 (a) Ghana Government International Bond 5 .000 07/03/35 2,081,171
TOTAL GHANA 2,217,321

Portfolio of Investments May 31, 2026
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUATEMALA - 0.1%
$ 1,700,000 (a) Guatemala Government Bond 6 .250% 08/15/36 $ 1,769,003
TOTAL GUATEMALA 1,769,003
HONDURAS - 0.1%
1,675,000 (a) Honduras Government International Bond 5 .625 06/24/30 1,655,068
TOTAL HONDURAS 1,655,068
HUNGARY - 0.4%
1,650,000 Hungary Government International Bond 7 .625 03/29/41 1,942,581
1,600,000 (a) Hungary Government International Bond 5 .500 03/26/36 1,602,170
1,500,000 (a) Hungary Government International Bond 5 .375 09/26/30 1,528,131
1,300,000 (a) Magyar Export-Import Bank Zrt 6 .125 12/04/27 1,325,998
TOTAL HUNGARY 6,398,880
INDONESIA - 0.1%
EUR 1,725,000 Indonesia Government International Bond 4 .460 03/04/38 1,945,955
TOTAL INDONESIA 1,945,955
ISRAEL - 0.1%
1,675,000 Israel Government International Bond 5 .750 03/12/54 1,596,165
TOTAL ISRAEL 1,596,165
JORDAN - 0.3%
600,000 (a) Jordan Government International Bond 7 .375 10/10/47 586,720
2,000,000 (a) Jordan Government International Bond 5 .750 11/12/32 1,964,997
TOTAL JORDAN 2,551,717
KAZAKHSTAN - 0.3%
1,350,000 (a) Baiterek National Investment Holding JSC 5 .200 05/06/33 1,340,532
2,225,000 (a) Kazakhstan Government International Bond 5 .500 07/01/37 2,289,897
TOTAL KAZAKHSTAN 3,630,429
MEXICO - 1.2%
2,075,000 (a) Eagle Funding Luxco Sarl 5 .500 08/17/30 2,086,890
1,966,000 Mexico Government International Bond 4 .750 03/08/44 1,582,630
4,550,000 Mexico Government International Bond 4 .280 08/14/41 3,578,575
4,925,000 Mexico Government International Bond 6 .400 05/07/54 4,604,383
1,300,000 Mexico Government International Bond 7 .375 05/13/55 1,371,292
1,950,000 Mexico Government International Bond 5 .850 07/02/32 1,958,678
1,500,000 Mexico Government International Bond 5 .625 09/22/35 1,452,000
TOTAL MEXICO 16,634,448
MOROCCO - 0.1%
1,650,000 (a) Morocco Government International Bond 5 .500 12/11/42 1,553,058
TOTAL MOROCCO 1,553,058
NIGERIA - 0.1%
1,575,000 (a) Nigeria Government International Bond 10 .375 12/09/34 1,902,314
TOTAL NIGERIA 1,902,314
OMAN - 0.2%
2,950,000 (a) Oman Government International Bond 6 .500 03/08/47 3,145,430
TOTAL OMAN 3,145,430
PARAGUAY - 0.3%
2,125,000 (a) Paraguay Government International Bond 5 .600 03/13/48 1,978,311
1,425,000 (a) Paraguay Government International Bond 6 .000 02/09/36 1,492,901
TOTAL PARAGUAY 3,471,212
PERU - 0.2%
2,000,000 Peruvian Government International Bond 3 .300 03/11/41 1,547,600
1,755,000 Peruvian Government International Bond 5 .875 08/08/54 1,709,721
TOTAL PERU 3,257,321
POLAND - 0.2%
PLN 6,900,000 Republic of Poland Government Bond 5 .000 10/25/34 1,842,299
2,055,000 Republic of Poland Government International Bond 5 .500 04/04/53 1,910,391
TOTAL POLAND 3,752,690
REPUBLIC OF SERBIA - 0.2%
1,500,000 (a) Serbia International Bond 6 .500 09/26/33 1,589,242
1,600,000 (a) Serbia International Bond 5 .500 05/06/36 1,565,256
TOTAL REPUBLIC OF SERBIA 3,154,498

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ROMANIA - 0.3%
$ 1,370,000 (a) Romanian Government International Bond 6 .125% 01/22/44 $ 1,291,166
450,000 (a) Romanian Government International Bond 7 .625 01/17/53 485,740
2,100,000 (a) Romanian Government International Bond 5 .750 03/24/35 2,032,627
TOTAL ROMANIA 3,809,533
RWANDA - 0.1%
1,375,000 (a) Rwanda International Government Bond 5 .500 08/09/31 1,301,734
TOTAL RWANDA 1,301,734
SAUDI ARABIA - 0.2%
2,740,000 (a) Saudi Government International Bond 3 .750 01/21/55 1,909,338
1,500,000 (a) Saudi Government International Bond 5 .625 01/13/35 1,570,345
TOTAL SAUDI ARABIA 3,479,683
SENEGAL - 0.1%
1,600,000 (a) Senegal Government International Bond 6 .250 05/23/33 835,957
700,000 (a) Senegal Government International Bond 6 .750 03/13/48 355,830
TOTAL SENEGAL 1,191,787
SOUTH AFRICA - 0.4%
ZAR 33,600,000 Republic of South Africa Government Bond 8 .500 01/31/37 2,039,431
1,900,000 Republic of South Africa Government International Bond 5 .375 07/24/44 1,601,182
1,575,000 Republic of South Africa Government International Bond 7 .300 04/20/52 1,575,502
TOTAL SOUTH AFRICA 5,216,115
TURKEY - 0.3%
1,950,000 Turkiye Government International Bond 7 .125 02/12/32 1,990,122
2,000,000 (a) Turkiye Ihracat Kredi Bankasi AS 6 .375 01/15/31 1,940,989
TOTAL TURKEY 3,931,111
UGANDA - 0.1%
UGX 7,046,000,000 Republic of Uganda Government Bonds 15 .800 06/23/39 1,880,460
TOTAL UGANDA 1,880,460
UKRAINE - 0.0%
73,658 (a) Ukraine Government International Bond 0 .000 02/01/35 42,574
15,548 (a) Ukraine Government International Bond 0 .000 02/01/36 8,971
TOTAL UKRAINE 51,545
URUGUAY - 0.1%
UYU 66,000,000 Uruguay Government International Bond 9 .750 07/20/33 1,835,407
TOTAL URUGUAY 1,835,407
UZBEKISTAN - 0.1%
1,600,000 (a) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,611,123
TOTAL UZBEKISTAN 1,611,123
TOTAL SOVEREIGN DEBT
(Cost $127,196,021) 127,355,397
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
87894529 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.3% 87894529
2,000,000 (e) CoBank ACB 6 .250 N/A 1,994,686
24,000,000 United States Treasury Note/Bond 4 .750 02/15/56 23,130,000
22,000,000 United States Treasury Note/Bond 4 .625 02/15/46 21,010,000
10,000,000 United States Treasury Note/Bond 3 .875 03/31/28 9,977,344
9,000,000 United States Treasury Note/Bond 3 .875 04/30/31 8,895,234
8,000,000 United States Treasury Note/Bond 4 .375 05/15/36 7,958,750
15,000,000 United States Treasury Note/Bond 3 .875 05/15/29 14,928,515
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $88,841,508) 87,894,529
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
132269131 VARIABLE RATE SENIOR LOAN INTERESTS - 9.4% 132269131
AUTOMOBILES & COMPONENTS - 0.2%
2,489,994 (b) Clarios Global LP, Term Loan B, (TSFR1M + 2.500%) 6 .098 01/28/32 2,496,530
TOTAL AUTOMOBILES & COMPONENTS 2,496,530

Portfolio of Investments May 31, 2026
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS - 1.7%
$ 2,262,616 (b) Barnes Group Inc, Term Loan B, (TSFR1M + 2.500%) 6 .120% 01/27/32 $ 2,267,922
1,584,904 (b) BCPE Empire Holdings, Inc., Term Loan B, (TSFR1M + 3.250%) 6 .870 12/26/30 1,577,773
2,802,800 (b) Centuri Group, Inc, Refinance Term Loan B, (TSFR1M + 2.000%) 5 .648 07/09/32 2,814,712
1,985,000 (b) Chamberlain Group Inc, Term Loan B, (TSFR1M + 2.750%) 6 .370 09/08/32 1,989,863
1,500,000 (b),(i) Construction Partners Inc, (TBD) TBD TBD 1,510,005
207,931 (b),(j) Kaman Corporation, Delayed Draw Term Loan 1 .000 02/26/32 208,592
1,792,638 (b) Kaman Corporation, Term Loan B, (TSFR3M + 2.250%) 5 .950 02/26/32 1,798,338
549,667 (b) QXO Inc, Term Loan B, (TSFR1M + 2.000%) 5 .620 04/30/32 549,801
2,500,000 (b),(i) Resilience Parent LLC, First Lien Term Loan, (TBD) TBD TBD 2,508,775
995,006 (b) TK Elevator Midco GmbH, Term Loan B, (TSFR6M + 2.750%) 6 .377 04/30/30 1,004,489
2,000,000 (b) TK Elevator Midco GmbH, Term Loan B, (TSFR3M + 2.750%) 6 .442 04/30/30 2,017,810
994,950 (b) TransDigm, Inc., Term Loan, (TSFR1M + 2.500%) 6 .120 01/20/32 998,546
997,462 (b) TransDigm, Inc., Term Loan J, (TSFR1M + 2.500%) 6 .120 02/28/31 1,001,153
1,500,000 (b),(i) TransDigm, Inc., Term Loan N, (TBD) TBD TBD 1,505,280
1,462,808 (b) Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%) 6 .370 08/01/30 1,461,711
TOTAL CAPITAL GOODS 23,214,770
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
4,975,000 (b) Allied Universal Holdco LLC, Term Loan B, (TSFR1M + 3.250%) 6 .870 08/20/32 4,998,930
2,000,000 (b) Archkey Solutions LLC, Term Loan B, (TSFR3M + 4.000%) 7 .700 11/03/31 2,012,250
1,000,000 (b) Dayforce, Inc., Term Loan, (TSFR3M + 3.000%) 6 .663 02/04/33 954,430
992,462 (b) Garda World Security Corporation, Term Loan B, (TSFR3M +
2.750%)
6 .419 02/01/29 994,447
2,985,000 (b) GFL Environmental Inc., Term Loan B, (TSFR3M + 2.500%) 6 .166 03/03/32 2,991,865
2,448,863 (b) Openlane Inc, Term Loan B, (TSFR3M + 2.500%) 6 .148 10/08/32 2,464,168
992,512 (b) WIN Waste Innovations Holdings, Inc., First Lien Term Loan,
(TSFR1M + 3.250%)
6 .985 03/27/28 997,475
1,000,000 (b) WIN Waste Innovations Holdings, Inc., Term Loan B, (TSFR1M
+ 2.750%)
6 .485 03/27/28 1,003,930
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 16,417,495
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.3%
2,483,805 (b) Les Schwab Tire Centers, Term Loan B, (TSFR3M + 2.500%) 6 .166 04/23/31 2,480,700
2,187,027 (b) Wand NewCo 3, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .120 01/30/31 2,184,862
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 4,665,562
CONSUMER DURABLES & APPAREL - 0.1%
1,492,481 (b) AI Aqua Merger Sub, Inc., Term Loan B, (TSFR1M + TSFR3M +
2.500%)
6 .156 07/31/28 1,495,780
TOTAL CONSUMER DURABLES & APPAREL 1,495,780
CONSUMER SERVICES - 0.3%
987,240 (b) Alterra Mountain Company, Term Loan B8, (TSFR1M + 2.500%) 6 .120 05/31/30 991,766
1,000,000 (b) Camelot U.S. Acquisition LLC, Term Loan B, (TSFR1M + 2.750%) 6 .370 01/31/31 947,860
2,322,171 (b) GVC Holdings (Gibraltar) Limited, Term Loan B6 (2029),
(TSFR3M + 2.250%)
5 .951 10/31/29 2,329,429
TOTAL CONSUMER SERVICES 4,269,055
FOOD, BEVERAGE & TOBACCO - 0.5%
92,037 (b) City Brewing Company, LLC, PIK First Out Term Loan, (TSFR3M
+ 7.000%), (cash 10.666%, PIK 7.000%)
10 .666 09/30/30 13,806
17,213 (b) City Brewing Company, LLC, PIK Super Priority Term Loan,
(TSFR3M + 7.000%), (cash 10.666%, PIK 7.000%)
10 .666 09/30/30 7,746
1,995,000 (b) Froneri Lux Finco Sarl, Term Loan, (TSFR6M + 2.500%) 6 .127 09/30/32 1,984,895
3,160,000 (b) Primo Brands Corporation, Term Loan B, (TSFR3M + 2.750%) 6 .432 03/31/31 3,184,063
120,690 (b),(j) Sauer Brands Inc, Delayed Draw Term Loan 3 .000 02/19/32 121,218
1,269,715 (b) Savor Acquisition, Inc., Term Loan B, (TSFR3M + 3.000%) 6 .663 02/19/32 1,275,277
TOTAL FOOD, BEVERAGE & TOBACCO 6,587,005
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
1,850,700 (b) Bausch & Lomb Corporation, Repriced Term Loan, (TSFR1M +
3.750%)
7 .370 01/15/31 1,860,879
1,626,845 (b),(i) Global Medical Response, Inc., Term Loan B, (TBD) TBD TBD 1,636,150
2,992,481 (b),(i) Opal Bidco SAS, First Lien Term Loan B, (TBD) TBD TBD 2,998,361
1,632,769 (b) Phoenix Guarantor Inc, (TSFR1M + 2.500%) 6 .114 02/21/31 1,638,386
1,050,000 (b),(i) Select Medical Corp, (TBD) TBD TBD 1,055,250

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 833,080 (b) Surgery Center Holdings, Inc., Term Loan B, (TSFR1M +
2.500%)
6 .120% 12/19/30 $ 836,537
1,995,000 (b) Team Health Holdings, Inc., Repriced Term Loan B, (TSFR3M +
4.000%)
7 .663 06/30/28 2,005,534
1,984,924 (b) Zelis Payments Buyer, Inc., 5th Amendment Term Loan,
(TSFR1M + 3.250%)
6 .870 11/26/31 1,961,254
TOTAL HEALTH CARE EQUIPMENT & SERVICES 13,992,351
INSURANCE - 1.4%
1,979,950 (b) Acrisure, LLC, First Lien Term Loan B6, (TSFR1M + 3.000%) 6 .620 11/06/30 1,884,665
1,987,519 (b) Alera Group, Inc., Term Loan B, (TSFR1M + 2.750%) 6 .370 05/28/32 1,922,924
997,487 (b) Alliant Holdings Intermediate, LLC, Term Loan B, (TSFR1M +
2.500%)
6 .120 09/19/31 995,098
1,234,375 (b) AmWINS Group, Inc., Term Loan B, (TSFR1M + 2.000%) 5 .620 01/30/32 1,233,011
2,977,500 (b) Asurion LLC, Term Loan B13, (TSFR3M + 4.250%) 7 .913 09/19/30 2,981,683
3,608,957 (b) Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 2.500%) 6 .120 06/16/31 3,567,309
994,110 (b) HUB International Limited, Term Loan B, (TSFR3M + 2.250%) 5 .922 06/20/30 997,446
1,975,050 (b) Sedgwick Claims Management Services, Inc., Term Loan B,
(TSFR1M + 2.500%)
6 .120 07/31/31 1,975,722
3,595,081 (b) Truist Insurance Holdings LLC, Term Loan B, (TSFR3M +
2.750%)
6 .450 05/06/31 3,569,322
TOTAL INSURANCE 19,127,180
MATERIALS - 0.5%
1,488,220 (b) Charter NEX US, Inc., Repriced Term Loan B, (TSFR1M +
2.500%)
6 .145 12/02/30 1,493,429
3,441,350 (b) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.175%)
6 .795 04/13/29 3,362,629
992,132 (b) Clydesdale Acquisition Holdings Inc, Term Loan B, (TSFR1M +
3.250%)
6 .870 04/01/32 940,110
2,014,506 (b) Proampac PG Borrower LLC, Term Loan B, (TSFR1M + TSFR3M
+ 4.000%)
7 .665 02/22/33 1,977,580
TOTAL MATERIALS 7,773,748
MEDIA & ENTERTAINMENT - 0.5%
2,381,000 (b),(i) Discovery Global Holdings Inc, (TBD) TBD TBD 2,388,072
1,500,000 (b),(i) OAK-Eagle Acquireco Inc, (TBD) TBD TBD 1,506,622
3,173,549 (b) Planet US Buyer LLC, Term Loan B, (TSFR1M + TSFR3M +
3.000%)
6 .632 02/10/31 3,194,796
TOTAL MEDIA & ENTERTAINMENT 7,089,490
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.6%
1,000,000 (b) Genmab AS, Term Loan B, (TSFR3M + 3.000%) 6 .700 12/13/32 1,003,560
2,000,000 (b) Hologic Inc., Term Loan B, (TSFR3M + 2.250%) 5 .924 04/07/33 1,982,240
674,239 (b) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M +
2.250%)
5 .870 05/05/28 677,739
1,492,408 (b) Organon & Co, Term Loan, (TSFR1M + 2.250%) 5 .870 05/19/31 1,494,937
2,913,044 (b) Parexel International Corporation, Repriced Term Loan B,
(TSFR1M + 2.500%)
6 .120 12/12/31 2,921,244
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,079,720
SOFTWARE & SERVICES - 0.7%
1,477,519 (b) Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%) 6 .666 07/30/31 1,388,284
1,985,000 (b) Cloud Software Group, Inc., Term Loan B (2031), (TSFR3M +
3.250%)
6 .950 03/24/31 1,870,862
1,980,000 (b) Darktrace PLC, First Lien Term Loan, (TSFR3M + 3.250%) 6 .927 10/09/31 1,896,523
1,492,424 (b) Epicor Software Corporation, Term Loan E, (TSFR1M + 2.500%) 6 .120 05/30/31 1,474,873
1,496,241 (b) Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.000%) 6 .638 06/27/31 1,485,019
480,000 (b) IGT Holding IV AB, Term Loan B5, (TSFR3M + 3.000%) 6 .700 09/02/31 477,202
1,082,240 (b) UKG Inc., Term Loan B, (TSFR3M + 2.250%) 5 .913 02/10/31 1,047,387
TOTAL SOFTWARE & SERVICES 9,640,150
TELECOMMUNICATION SERVICES - 0.2%
1,500,000 (b) Iridium Satellite LLC, Term Loan B, (TSFR1M + 2.250%) 5 .870 09/20/30 1,488,562
1,768,117 (b) Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 1.750%),
(cash 6.735%, PIK 0.500%)
3 .617 03/11/30 1,769,275
TOTAL TELECOMMUNICATION SERVICES 3,257,837

Portfolio of Investments May 31, 2026
(continued)
Strategic Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 0.1%
$ 2,000,000 (b) KKR Apple Bidco, LLC, Term Loan, (TSFR1M + 2.500%) 6 .120% 09/23/31 $ 2,005,780
TOTAL TRANSPORTATION 2,005,780
UTILITIES - 0.1%
997,475 (b) Talen Energy Supply, LLC, 2024-1 Incremental Term Loan,
(TSFR1M + 1.750%)
5 .375 12/13/31 994,358
1,167,738 (b) Talen Energy Supply, LLC, Term Loan B, (TSFR1M + 2.500%) 6 .125 11/25/32 1,162,320
TOTAL UTILITIES 2,156,678
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $132,732,286) 132,269,131
TOTAL LONG-TERM INVESTMENTS
(Cost $1,378,965,836) 1,367,714,537
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.3%
17,901,218 (k) State Street Navigator Securities Lending Government Money
Market Portfolio
3.670 (l) 17,901,218
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $17,901,218) 17,901,218
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.0%
42821749 REPURCHASE AGREEMENTS - 3.0% 42821749
10,746,749 (m) Fixed Income Clearing Corporation 1 .060 06/01/26 10,746,749
32,075,000 (n) Fixed Income Clearing Corporation 3 .570 06/01/26 32,075,000
TOTAL REPURCHASE AGREEMENTS
(Cost $42,821,749) 42,821,749
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,821,749) 42,821,749
TOTAL INVESTMENTS - 101.9%
(Cost $1,439,688,803) 1,428,437,504
OTHER ASSETS & LIABILITIES, NET -  (1.9)% (26,552,297)
NET ASSETS - 100% $ 1,401,885,207
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
EUR Euro
I/O Interest only security
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
PLN Polish Zloty
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
TBD Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
TSFR6M CME Term Secured Overnight Financing Rate 6 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
ZAR South African Rand

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $680,279,873 or 47.6% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(e) Perpetual security. Maturity date is not applicable.
(f) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 3.7% of Total Investments.
(g) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $17,303,320.
(h) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
8.6% of Total Investments.
(i) When-issued or delayed delivery security.
(j) Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(k) Investments made with cash collateral received from securities on loan.
(l) The rate shown is the one-day yield as of the end of the reporting period.
(m) Agreement with Fixed Income Clearing Corporation, 1.060% dated 5/29/26 to be repurchased at $10,747,698 on 6/1/26, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 5/15/35, valued at $10,961,696.
(n) Agreement with Fixed Income Clearing Corporation, 3.570% dated 5/29/26 to be repurchased at $32,084,542 on 6/1/26, collateralized by Government Agency Securities, with coupon rates 0.625%–4.000% and maturity dates 4/15/30–6/30/32, valued at
$32,716,636.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 100 9/26 $ 10,947,500 $ 10,982,812 $ 35,312
U.S. Treasury 2-Year Note 175 9/26 36,110,591 36,148,438 37,847
U.S. Treasury Long Bond 475 9/26 52,977,913 53,303,906 325,993
Total $100,036,004 $100,435,156 $399,152
Forward Foreign Currency Contracts
Currency Purchased
Notional Amount
(Local Currency) Currency Sold
Notional Amount
(Local Currency) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
$ 2,284,801 EUR 1,940,332 Barclays Bank PLC 7/08/26 $ 18,077
$ 1,113,095 EUR 950,000 Barclays Bank PLC 7/08/26 3,292
$ 2,012,981 EUR 1,705,044 Toronto Dominion Bank 7/08/26 21,125
$ 5,011,180 EUR 4,328,465 Toronto Dominion Bank 7/08/26 $ (45,393)
$ 5,688,188 CAD 7,889,420 Toronto Dominion Bank 7/08/26 (43,355)
Total         $(46,254)
Total unrealized appreciation on forward foreign currency contracts         $42,494
Total unrealized depreciation on forward foreign currency contracts         $(88,748)
CAD Canadian Dollar
EUR Euro
Credit Default Swaps - Centrally Cleared
PURCHASED
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets, Inc
CDX-NAHYS45V1-5Y 5 .000% 3 .59 % Monthly 6/20/31 $ 9,900,000 $ (666,692) $ (390,397) $ (276,295)
Total
$ 9,900,000 $ (666,692)
$(390,397) $ (276,295)

Portfolio of Investments May 31, 2026
(continued)
Strategic Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
Strategic Income
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Asset-Backed Securities $ – $ 160,729,284 $ 1,016,323 $ 161,745,607
Corporate Bonds – 471,117,853 – 471,117,853
Mortgage-Backed Securities – 383,324,149 – 383,324,149
Municipal Bonds – 4,007,871 – 4,007,871
Sovereign Debt – 127,355,397 – 127,355,397
U.S. Government and Agency Obligations – 87,894,529 – 87,894,529
Variable Rate Senior Loan Interests – 132,269,131 – 132,269,131
Investments Purchased with Collateral from Securities
Lending 17,901,218 – – 17,901,218
Short-Term Investments:
Repurchase Agreements – 42,821,749 – 42,821,749
$ 17,901,218 $ 1,409,519,963 $ 1,016,323 $ 1,428,437,504
Investments in Derivatives:
Credit Default Swaps - Centrally Cleared* – (276,295) – (276,295)
Forward Foreign Currency Contracts* – (46,254) – (46,254)
Futures Contracts* 399,152 – – 399,152
$ 399,152 $ (322,549) $ – $ 76,603
* Represents net unrealized appreciation (depreciation).

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:
Level 3
Strategic Income
Asset-Backed
Securities
Balance at the beginning of period $1,098,735
Gains (losses):
Net realized gains (losses) -
Change in net unrealized appreciation (depreciation) 1,745
Purchases at cost -
Sales at proceeds (84,157)
Net discounts (premiums) -
Transfers into -
Transfers (out of) -
Balance at the end of period $1,016,323
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $1,745
Fund Asset Class Market Value Techniques
Unobservable
Inputs Range
Weighted
Average
Strategic
Income
Asset-Backed Securities $2,197,825 Indicative Trade Broker Quote $89.27 N/A